UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08343
                                                    ----------
                           Phoenix Investment Trust 97
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,             John H. Beers, Esq.
  Counsel and Secretary for Registrant         Vice President and Counsel
      Phoenix Life Insurance Company         Phoenix Life Insurance Company
             One American Row                       One American Row
         Hartford, CT 06103-2899                 Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: August 31
                                               ----------

                   Date of reporting period: February 28, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                               [GRAPHIC OMITTED]
                                                                         PHOENIX
--------------------------------------------------------------------------------

                                                               SEMIANNUAL REPORT

Phoenix Quality Small-Cap Fund
Phoenix Small-Cap Sustainable Growth Fund
Phoenix Small-Cap Value Fund
Phoenix Value Equity Fund





                           |                    | WOULDN'T YOU RATHER HAVE THIS
                           |                    | DOCUMENT E-MAILED TO YOU?
                           |                    | ELIGIBLE SHAREHOLDERS CAN
TRUST NAME: PHOENIX        |                    | SIGN UP FOR E-DELIVERY AT
INVESTMENT TRUST 97        | February 28, 2007  | PHOENIXFUNDS.COM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

      We are pleased to provide this report for the six months ended February 28, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period.

      At Phoenix, we strive to provide investors with CHOICE. Our multi-manager approach provides individual investors with access to a variety of investment managers, including some they might otherwise not have access to--managers who are usually available only to larger institutional investors. I am pleased that our fund family, PhoenixFunds, can offer you the ability to invest in funds managed by more than a dozen different management teams, including both Phoenix affiliates and outside sub-advisers.

      We also make diversification easy, with a wide array of investment options--including numerous equity, fixed income and money market funds. For those looking to simplify the investment selection process, we offer Phoenix PHOLIOsSM (Phoenix Lifecycle Investment Options). Each PHOLIO is a broadly diversified portfolio of mutual funds that enables investors to gain exposure to a variety of investment options (such as equity, international/global, balanced, alternative and fixed income). Phoenix PHOLIOs were designed to help investors stay on track over time, with a targeted asset allocation mix that is rebalanced regularly.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. This can be an effective way to help ensure that your investments are aligned with your financial objectives.

      For more information on the mutual funds and PHOLIOs that we currently offer, I invite you to visit our Web site, at PHOENIXFUNDS.COM.

      As the new president and chief operating officer of Phoenix Investment Partners, Ltd., I would like to thank you for incorporating PhoenixFunds into your financial strategy. It's our privilege to serve you.


Sincerely yours,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

MARCH 2007

TABLE OF CONTENTS


Glossary .........................................................................     3
Phoenix Quality Small-Cap Fund ...................................................     4
Phoenix Small-Cap Sustainable Growth Fund ........................................    11
Phoenix Small-Cap Value Fund .....................................................    18
Phoenix Value Equity Fund ........................................................    29
Notes to Financial Statements ....................................................    37
Board of Trustees' Consideration of Investment Advisory and Subadvisory Agreements    42
Results of Shareholder Meeting ...................................................    46





--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The Adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY


REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

PHOENIX QUALITY SMALL-CAP FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF AUGUST 31, 2006 TO FEBRUARY 28, 2007)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Quality Small-Cap Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                               Beginning            Ending         Expenses Paid
Quality Small-Cap Fund       Account Value       Account Value         During
        Class I             August 31, 2006    February 28, 2007       Period*
----------------------      ---------------    -----------------   -------------
Actual                         $1,000.00            $1,158.40          $6.26

Hypothetical (5% return
   before expenses)             1,000.00             1,018.92           5.87

*EXPENSES ARE EQUAL TO THE FUND'S CLASS I ANNUALIZED EXPENSE RATIO OF 1.17%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                               Beginning            Ending         Expenses Paid
Quality Small-Cap Fund       Account Value       Account Value         During
        Class A             August 31, 2006    February 28, 2007       Period*
----------------------      ---------------    -----------------   -------------
Actual                         $1,000.00            $1,157.10          $7.54

Hypothetical (5% return
   before expenses)             1,000.00             1,017.72           7.08

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.41%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                               Beginning            Ending         Expenses Paid
Quality Small-Cap Fund       Account Value       Account Value         During
        Class C             August 31, 2006    February 28, 2007       Period*
----------------------      ---------------    -----------------   -------------
Actual                         $1,000.00            $1,153.20         $11.59

Hypothetical (5% return
   before expenses)             1,000.00             1,013.90          10.89

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.17%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Quality Small-Cap Fund

--------------------------------------------------------------------------------
Sector Weightings (Unaudited)                                            2/28/07
--------------------------------------------------------------------------------
As a percentage of total investments


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                 25%
Industrials                22
Consumer Discretionary     12
Information Technology     11
Energy                      9
Health Care                 5
Consumer Staples            3
Other                      13


                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


                                                     SHARES          VALUE
                                                    -------       ----------

DOMESTIC COMMON STOCKS--92.0%

APPAREL, ACCESSORIES & LUXURY GOODS--4.0%
Cherokee, Inc. ..............................         4,830       $  211,554

ASSET MANAGEMENT & CUSTODY BANKS--7.0%
Ares Capital Corp. ..........................         5,900          119,298
MCG Capital Corp. ...........................        13,505          255,920
                                                                  ----------
                                                                     375,218
                                                                  ----------

COMMUNICATIONS EQUIPMENT--4.4%
Inter-Tel, Inc. .............................        10,082          233,297

DATA PROCESSING & OUTSOURCED SERVICES--4.6%
Syntel, Inc. ................................         6,820          244,702

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--4.4%
McGrath RentCorp ............................         7,975          237,416

ENVIRONMENTAL & FACILITIES SERVICES--4.8%
ABM Industries, Inc. ........................         9,670          254,418

HEALTH CARE EQUIPMENT--1.5%
Young Innovations, Inc. .....................         3,140           80,196

HEALTH CARE SERVICES--3.4%
Landauer, Inc. ..............................         3,585          182,368

HOME FURNISHINGS--4.6%
Tempur-Pedic International, Inc. ............         9,915          246,784


                                                     SHARES          VALUE
                                                    -------       ----------

INDUSTRIAL MACHINERY--9.2%
CLARCOR, Inc. ...............................         7,885       $  244,356
Lincoln Electric Holdings, Inc. .............         3,965          247,416
                                                                  ----------
                                                                     491,772
                                                                  ----------

INSURANCE BROKERS--4.5%
National Financial Partners Corp. ...........         5,225          241,186

INTERNET SOFTWARE & SERVICES--2.1%
Computer Services, Inc. .....................         3,875          113,537

OIL & GAS REFINING & MARKETING--4.5%
World Fuel Services Corp. ...................         5,390          243,089

OIL & GAS STORAGE & TRANSPORTATION--4.5%
Crosstex Energy, Inc. .......................         7,335          238,021

PERSONAL PRODUCTS--3.1%
Chattem, Inc.(b) ............................         3,150          168,116

REGIONAL BANKS--4.7%
Cathay General Bancorp ......................         7,345          249,216

SPECIALIZED CONSUMER SERVICES--4.4%
Matthews International Corp. Class A ........         5,925          237,059

SPECIALIZED FINANCE--1.8%
Financial Federal Corp. .....................         3,590           97,253

SPECIALIZED REITS--3.9%
Entertainment Properties Trust ..............         3,205          209,928

                        See Notes to Financial Statements

Phoenix Quality Small-Cap Fund

                                                     SHARES          VALUE
                                                    -------       ----------

SPECIALTY CHEMICALS--2.1%
Balchem Corp. ...............................         7,415       $  109,816

THRIFTS & MORTGAGE FINANCE--4.1%
Corus Bankshares, Inc. ......................        11,690          216,966

TRUCKING--4.4%
Landstar System, Inc. .......................         5,270          235,516

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $4,655,539)                                       4,917,428
----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--92.0%
(IDENTIFIED COST $4,655,539)                                       4,917,428
----------------------------------------------------------------------------


                                                   PAR VALUE
                                                     (000)
                                                   ---------

SHORT-TERM INVESTMENTS--12.2%


REPURCHASE AGREEMENTS--12.2%
State Street Bank and Trust Co. repurchase
agreement 1.50% dated 2/28/07,
due 3/1/07 repurchase price $652,023,
collateralized by U.S. Treasury Bond 11.75%,
11/15/14 market value $668,250 ..............          $652          652,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $652,000)                                           652,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--104.2%
(IDENTIFIED COST $5,307,539)                                       5,569,428(a)

Other assets and liabilities, net--(4.2)%                           (225,662)
                                                                  ----------
NET ASSETS--100.0%                                                $5,343,766
                                                                  ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $347,665 and gross depreciation of $85,855 for federal income tax purposes. At February 28, 2007, the aggregate cost of securities for federal income tax purposes was $5,307,618.

(b) Non-income producing.

                        See Notes to Financial Statements
6

Phoenix Quality Small-Cap Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2007
                                  (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $4,655,539)                                    $4,917,428
Investments in repurchase agreements at value,
   (Identified cost $652,000)                                         652,000
Cash                                                                      320
Receivables
   Fund shares sold                                                   172,001
   Dividends and interest                                               4,319
   Receivable from adviser                                              1,039
Prepaid expenses                                                       27,555
Other assets                                                               55
                                                                   ----------
     Total assets                                                   5,774,717
                                                                   ----------
LIABILITIES
Payables
   Investment securities purchased                                    408,981
   Distribution and service fees                                          322
   Transfer agent fee                                                     225
   Administration fee                                                     134
   Trustee deferred compensation plan                                      55
   Trustees' fee                                                            6
   Other accrued expenses                                              21,228
                                                                   ----------
     Total liabilities                                                430,951
                                                                   ----------
NET ASSETS                                                         $5,343,766
                                                                   ==========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $5,051,556
Undistributed net investment income                                       873
Accumulated net realized gain                                          29,448
Net unrealized appreciation                                           261,889
                                                                   ----------
NET ASSETS                                                         $5,343,766
                                                                   ==========

CLASS I
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $4,611,251)                    398,679
Net asset value and offering price per share                           $11.57

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $304,590)                       26,342
Net asset value per share                                              $11.56
Offering price per share $11.56/(1-5.75%)                              $12.27

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $427,925)                       37,059
Net asset value and offering price per share                           $11.55



                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2007
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                            $ 27,296
Interest                                                                1,708
                                                                     --------
     Total investment income                                           29,004
                                                                     --------
EXPENSES
Investment advisory fee                                                12,582
Service fees, Class A                                                     253
Distribution and service fees, Class C                                    964
Administration fee                                                        787
Transfer agent                                                            742
Registration                                                           26,346
Professional                                                           13,656
Custodian                                                                 943
Printing                                                                  938
Trustees                                                                  198
Miscellaneous                                                              45
                                                                     --------
     Total expenses                                                    57,454
Less expenses reimbursed by investment adviser                        (39,862)
Custodian fees paid indirectly                                            (72)
                                                                     --------
     Net expenses                                                      17,520
                                                                     --------
NET INVESTMENT INCOME (LOSS)                                           11,484
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                36,095
Net change in unrealized appreciation (depreciation)
   on investments                                                     252,205
                                                                     --------

NET GAIN (LOSS) ON INVESTMENTS                                        288,300
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $299,784
                                                                     ========

                        See Notes to Financial Statements

Phoenix Quality Small-Cap Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  Six Months
                                                                                                    Ended           From Inception
                                                                                              February 28, 2007    June 28, 2006 to
                                                                                                 (Unaudited)       August 31, 2006
                                                                                              -----------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                                                                   $   11,484          $    4,248
   Net realized gain (loss)                                                                           36,095              (1,016)
   Net change in unrealized appreciation (depreciation)                                              252,205               9,684
                                                                                                  ----------          ----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                       299,784              12,916
                                                                                                  ----------          ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class I                                                                    (13,706)                 --
   Net investment income, Class A                                                                     (1,052)                 --
   Net investment income, Class C                                                                       (101)                 --
   Net realized short-term gains, Class I                                                             (4,797)                 --
   Net realized short-term gains, Class A                                                               (480)                 --
   Net realized short-term gains, Class C                                                               (354)                 --
                                                                                                  ----------          ----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                         (20,490)                 --
                                                                                                  ----------          ----------
FROM SHARE TRANSACTIONS
CLASS I
   Proceeds from sales of shares (297,401 and 106,382 shares, respectively)                        3,356,367           1,057,881
   Net asset value of shares issued from reinvestment of distributions
      (1,447 and 0 shares, respectively)                                                              16,217                  --
   Cost of shares repurchased (6,551 and 0 shares, respectively)                                     (75,100)                 --
                                                                                                  ----------          ----------
Total                                                                                              3,297,484           1,057,881
                                                                                                  ----------          ----------
CLASS A
   Proceeds from sales of shares (16,242 and 10,000 shares, respectively)                            183,523             100,000
   Net asset value of shares issued from reinvestment of distributions
      (100 and 0 shares, respectively)                                                                 1,116                  --
   Cost of shares repurchased (0 and 0 shares, respectively)                                              --                  --
                                                                                                  ----------          ----------
Total                                                                                                184,639             100,000
                                                                                                  ----------          ----------
CLASS C
   Proceeds from sales of shares (23,243 and 13,780 shares, respectively)                            273,150             138,000
   Net asset value of shares issued from reinvestment of distributions
      (36 and 0 shares, respectively)                                                                    402                  --
   Cost of shares repurchased (0 and 0 shares, respectively)                                              --                  --
                                                                                                  ----------          ----------
Total                                                                                                273,552             138,000
                                                                                                  ----------          ----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                       3,755,675           1,295,881
                                                                                                  ----------          ----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                           4,034,969           1,308,797

NET ASSETS
   Beginning of period                                                                             1,308,797                  --
                                                                                                  ----------          ----------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
      $873 AND $4,248, RESPECTIVELY)                                                              $5,343,766          $1,308,797
                                                                                                  ==========          ==========

                        See Notes to Financial Statements
8

Phoenix Quality Small-Cap Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                         CLASS I
                                          --------------------------------------
                                             SIX MONTHS
                                                ENDED           FROM INCEPTION
                                          FEBRUARY 28, 2007      JUNE 28, 2006
                                             (UNAUDITED)      TO AUGUST 31, 2006
                                          -----------------   ------------------
Net asset value, beginning of period            $10.06               $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                0.05                 0.07
   Net realized and unrealized gain (loss)        1.54                (0.01)
                                                ------               ------
     TOTAL FROM INVESTMENT OPERATIONS             1.59                 0.06
                                                ------               ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.06)                  --
   Distributions from net realized gains         (0.02)                  --
                                                ------               ------
     TOTAL DISTRIBUTIONS                         (0.08)
                                                ------               ------
Change in net asset value                         1.51                 0.06
                                                ------               ------
NET ASSET VALUE, END OF PERIOD                  $11.57               $10.06
                                                ======               ======
Total return                                     15.84%(4)             0.60%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $4,611               $1,070

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.17%(3)             1.15%(3)
   Gross operating expenses                       4.01%(3)            21.32%(3)
   Net investment income (loss)                   0.90%(3)             3.85%(3)
Portfolio turnover                                  13%(4)                7%(4)



                                                         CLASS A
                                          --------------------------------------
                                             SIX MONTHS
                                                ENDED           FROM INCEPTION
                                          FEBRUARY 28, 2007      JUNE 28, 2006
                                             (UNAUDITED)      TO AUGUST 31, 2006
                                          -----------------   ------------------
Net asset value, beginning of period            $10.05               $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                0.04                 0.03
   Net realized and unrealized gain (loss)        1.54                 0.02
                                                ------               ------
     TOTAL FROM INVESTMENT OPERATIONS             1.58                 0.05
                                                ------               ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.05)                  --
   Distributions from net realized gains         (0.02)                  --
                                                ------               ------
     TOTAL DISTRIBUTIONS                         (0.07)
                                                ------               ------
Change in net asset value                         1.51                 0.05
                                                ------               ------
NET ASSET VALUE, END OF PERIOD                  $11.56               $10.05
                                                ======               ======
Total return(2)                                  15.71%(4)             0.50%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $  305               $  101

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.41%(3)             1.40%(3)
   Gross operating expenses                       4.23%(3)            26.39%(3)
   Net investment income (loss)                   0.77%(3)             1.82%(3)
Portfolio turnover                                  13%(4)                7%(4)

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

Phoenix Quality Small-Cap Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                         CLASS C
                                          --------------------------------------
                                             SIX MONTHS
                                                ENDED           FROM INCEPTION
                                          FEBRUARY 28, 2007      JUNE 28, 2006
                                             (UNAUDITED)      TO AUGUST 31, 2006
                                          -----------------   ------------------
Net asset value, beginning of period            $10.04               $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                  --(3)              0.02
   Net realized and unrealized gain (loss)        1.54                 0.02
                                                ------               ------
     TOTAL FROM INVESTMENT OPERATIONS             1.54                 0.04
                                                ------               ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.01)                  --
   Distributions from net realized gains         (0.02)                  --
                                                ------               ------
     TOTAL DISTRIBUTIONS                         (0.03)
                                                ------               ------
Change in net asset value                         1.51                 0.04
                                                ------               ------
NET ASSET VALUE, END OF PERIOD                  $11.55               $10.04
                                                ======               ======
Total return(2)                                  15.32 %(5)            0.40%(5)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $  428               $  138

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.17 %(4)            2.15%(4)
   Gross operating expenses                       5.10 %(4)           25.96%(4)
   Net investment income (loss)                  (0.07)%(4)            1.38%(4)
Portfolio turnover                                  13 %(5)               7%(5)

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Amount is less than $0.01.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements
10

PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF AUGUST 31, 2006 TO FEBRUARY 28, 2007)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Small-Cap Sustainable Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distributions and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

       Small-Cap                Beginning           Ending         Expenses Paid
Sustainable Growth Fund       Account Value      Account Value         During
        Class I             August 31, 2006    February 28, 2007       Period*
----------------------      ---------------    -----------------   -------------
Actual                         $1,000.00           $1,055.20           $5.96

Hypothetical (5% return
   before expenses)             1,000.00            1,018.92            5.87

*EXPENSES ARE EQUAL TO THE FUND'S CLASS I ANNUALIZED EXPENSE RATIO OF 1.17%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


       Small-Cap                Beginning           Ending         Expenses Paid
Sustainable Growth Fund       Account Value      Account Value         During
        Class A             August 31, 2006    February 28, 2007       Period*
----------------------      ---------------    -----------------   -------------
Actual                         $1,000.00           $1,053.10           $7.23

Hypothetical (5% return
   before expenses)             1,000.00            1,017.67            7.13

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.42%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


       Small-Cap                Beginning           Ending         Expenses Paid
Sustainable Growth Fund       Account Value      Account Value         During
        Class C             August 31, 2006    February 28, 2007       Period*
----------------------      ---------------    -----------------   -------------
Actual                         $1,000.00           $1,049.10          $10.97

Hypothetical (5% return
   before expenses)             1,000.00            1,013.95           10.84

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.16%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Small-Cap Sustainable Growth Fund

--------------------------------------------------------------------------------
Sector Weightings (Unaudited)                                            2/28/07
--------------------------------------------------------------------------------
As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology     28%
Consumer Discretionary     18
Health Care                12
Industrials                12
Financials                 11
Energy                      8
Other                      11


                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


                                                     SHARES          VALUE
                                                    -------       ----------

DOMESTIC COMMON STOCKS--96.4%


AEROSPACE & DEFENSE--0.7%
HEICO Corp. Class A .........................           700       $   22,379

AIR FREIGHT & LOGISTICS--4.6%
Pacer International, Inc. ...................         5,445          147,178

APPLICATION SOFTWARE--4.8%
FactSet Research Systems, Inc. ..............         2,530          153,976

CASINOS & GAMING--4.6%
Shuffle Master, Inc.(b) .....................         6,940          147,614

CONSUMER FINANCE--4.1%
World Acceptance Corp.(b) ...................         3,200          131,200

EDUCATION SERVICES--5.8%
Bright Horizons Family Solutions, Inc.(b) ...         3,740          149,899
Strayer Education, Inc. .....................           300           35,367
                                                                  ----------
                                                                     185,266
                                                                  ----------

ELECTRICAL COMPONENTS & EQUIPMENT--3.8%
Franklin Electric Co., Inc. .................         2,540          123,088

ELECTRONIC EQUIPMENT MANUFACTURERS--8.0%
Daktronics, Inc. ............................         5,120          136,550
Measurement Specialties, Inc.(b) ............         5,265          121,411
                                                                  ----------
                                                                     257,961
                                                                  ----------

HEALTH CARE EQUIPMENT--4.8%
ABAXIS, Inc.(b) .............................         6,810          155,336



                                                     SHARES          VALUE
                                                    -------       ----------

HEALTH CARE FACILITIES--4.0%
Odyssey HealthCare, Inc.(b) .................         9,425       $  127,992

HOMEFURNISHING RETAIL--4.6%
Aaron Rents, Inc. ...........................         5,395          147,607

IT CONSULTING & OTHER SERVICES--4.2%
SI International, Inc.(b) ...................         4,765          133,515

LIFE SCIENCES TOOLS & SERVICES--3.1%
Techne Corp.(b) .............................         1,780          100,250

OIL & GAS EQUIPMENT & SERVICES--8.9%
CARBO Ceramics, Inc. ........................         3,505          151,136
Tesco Corp.(b) ..............................         6,395          134,167
                                                                  ----------
                                                                     285,303
                                                                  ----------

PHARMACEUTICALS--4.1%
KV Pharmaceutical Co. Class A(b) ............         5,345          131,754

REGIONAL BANKS--4.2%
Wintrust Financial Corp. ....................         2,970          136,145

RESTAURANTS--4.6%
Cheesecake Factory, Inc. (The)(b) ...........         5,475          149,413

SEMICONDUCTOR EQUIPMENT--4.8%
Cabot Microelectronics Corp.(b) .............         4,665          152,685

SEMICONDUCTORS--4.5%
Power Integrations, Inc.(b) .................         5,590          144,502

TECHNOLOGY DISTRIBUTORS--4.1%
ScanSource, Inc.(b) .........................         4,710          130,279


                        See Notes to Financial Statements
12

Phoenix Small-Cap Sustainable Growth Fund

                                                     SHARES          VALUE
                                                    -------       ----------

TRADING COMPANIES & DISTRIBUTORS--4.1%
NuCo2, Inc.(b) ..............................         5,355       $  131,412
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $2,992,556)                                       3,094,855
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.4%
(IDENTIFIED COST $2,992,556)                                       3,094,855
----------------------------------------------------------------------------



                                                   PAR VALUE
                                                     (000)
                                                   ---------

SHORT-TERM INVESTMENTS--10.7%


REPURCHASE AGREEMENTS--10.7%
State Street Bank and Trust Co. repurchase
agreement 1.50% dated 2/28/07,
due 3/1/07 repurchase price $342,014,
collateralized by U.S. Treasury Note 4%,
2/15/14 market value $349,200 ...............          $342          342,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $342,000)                                           342,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--107.1%
(IDENTIFIED COST $3,334,556)                                       3,436,855(a)

Other assets and liabilities, net--(7.1)%                           (227,114)
                                                                  ----------
NET ASSETS--100.0%                                                $3,209,741
                                                                  ==========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $181,322 and gross depreciation of $79,023 for federal income tax purposes. At February 28, 2007, the aggregate cost of securities for federal income tax purposes was $3,334,556.

(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix Small-Cap Sustainable Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2007
                                  (UNAUDITED)

ASSETS
Investment securities at value,
   (Identified cost $2,992,556)                                    $3,094,855
Investments in repurchase agreements at value,
   (Identified cost $342,000)                                         342,000
Cash                                                                      881
Receivables
   Fund shares sold                                                   180,000
   Receivable from adviser                                              1,904
   Dividends and interest                                                 231
Prepaid expenses                                                       27,549
Other assets                                                               55
                                                                   ----------
     Total assets                                                   3,647,475
                                                                   ----------
LIABILITIES
Payables
   Investment securities purchased                                    416,229
   Administration fee                                                     207
   Transfer agent fee                                                     170
   Distribution and service fees                                          156
   Trustee deferred compensation plan                                      55
   Trustees' fee                                                            4
   Other accrued expenses                                              20,913
                                                                   ----------
     Total liabilities                                                437,734
                                                                   ----------
NET ASSETS                                                         $3,209,741
                                                                   ==========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $3,104,246
Accumulated net investment loss                                        (9,623)
Accumulated net realized gain                                          12,819
Net unrealized appreciation                                           102,299
                                                                   ----------
NET ASSETS                                                         $3,209,741
                                                                   ==========

CLASS I
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $2,846,596)                    275,586
Net asset value and offering price per share                           $10.33

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $207,806)                       20,146
Net asset value per share                                              $10.32
Offering price per share $10.32/(1-5.75%)                              $10.95

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $155,339)                       15,135
Net asset value and offering price per share                           $10.26



                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2007
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                            $  2,907
Interest                                                                  814
                                                                     --------
     Total investment income                                            3,721
                                                                     --------
EXPENSES
Investment advisory fee                                                 9,713
Service fees, Class A                                                     187
Distribution and service fees, Class C                                    553
Administration fee                                                        776
Transfer agent                                                            629
Registration                                                           26,346
Professional                                                           13,653
Custodian                                                                 722
Printing                                                                  688
Trustees                                                                  182
Miscellaneous                                                              38
                                                                     --------
     Total expenses                                                    53,487
Less expenses reimbursed by investment adviser                        (39,782)
Custodian fees paid indirectly                                           (361)
                                                                     --------
     Net expenses                                                      13,344
                                                                     --------
NET INVESTMENT INCOME (LOSS)                                           (9,623)
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                15,339
Net change in unrealized appreciation (depreciation)
   on investments                                                      91,958
                                                                     --------
NET GAIN (LOSS) ON INVESTMENTS                                        107,297
                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $ 97,674
                                                                     ========

                        See Notes to Financial Statements
14

Phoenix Small-Cap Sustainable Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  Six Months
                                                                                                    Ended           From Inception
                                                                                              February 28, 2007    June 28, 2006 to
                                                                                                 (Unaudited)       August 31, 2006
                                                                                              -----------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                                                                   $   (9,623)         $     (934)
   Net realized gain (loss)                                                                           15,339              (2,520)
   Net change in unrealized appreciation (depreciation)                                               91,958              10,341
                                                                                                  ----------          ----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        97,674               6,887
                                                                                                  ----------          ----------
FROM SHARE TRANSACTIONS
CLASS I
   Proceeds from sales of shares (184,570 and 91,748 shares, respectively)                         1,869,821             886,900
   Cost of shares repurchased (730 and 2 shares, respectively)                                        (7,640)                (19)
                                                                                                  ----------          ----------
Total                                                                                              1,862,181             886,881
                                                                                                  ----------          ----------
CLASS A
   Proceeds from sales of shares (10,109 and 10,227 shares, respectively)                            103,469             102,135
   Cost of shares repurchased (190 and 0 shares, respectively)                                        (1,975)                 --
                                                                                                  ----------          ----------
Total                                                                                                101,494             102,135
                                                                                                  ----------          ----------
CLASS C
   Proceeds from sales of shares (5,135 and 10,000 shares, respectively)                              52,489             100,000
   Cost of shares repurchased (0 and 0 shares, respectively)                                              --                  --
                                                                                                  ----------          ----------
Total                                                                                                 52,489             100,000
                                                                                                  ----------          ----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                       2,016,164           1,089,016
                                                                                                  ----------          ----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                           2,113,838           1,095,903

NET ASSETS
   Beginning of period                                                                             1,095,903                  --
                                                                                                  ----------          ----------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
      NET INVESTMENT INCOME OF ($9,623) AND $0, RESPECTIVELY)                                     $3,209,741          $1,095,903
                                                                                                  ==========          ==========

                        See Notes to Financial Statements

Phoenix Small-Cap Sustainable Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                         CLASS I
                                          --------------------------------------
                                             SIX MONTHS
                                                ENDED           FROM INCEPTION
                                          FEBRUARY 28, 2007      JUNE 28, 2006
                                             (UNAUDITED)      TO AUGUST 31, 2006
                                          -----------------   ------------------
Net asset value, beginning of period            $ 9.79               $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.04)               (0.01)
   Net realized and unrealized gain (loss)        0.58                (0.20)
                                                ------               ------
     TOTAL FROM INVESTMENT OPERATIONS             0.54                (0.21)
                                                ------               ------
Change in net asset value                         0.54                (0.21)
                                                ------               ------
NET ASSET VALUE, END OF PERIOD                  $10.33               $ 9.79
                                                ======               ======
Total return                                      5.52 %(4)           (2.10)%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $2,847               $  898

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.17 %(3)            1.15 %(3)
   Gross operating expenses                       4.85 %(3)           23.99 %(3)
   Net investment income (loss)                  (0.82)%(3)           (0.61)%(3)
Portfolio turnover                                  10 %(4)               4 %(4)



                                                         CLASS A
                                          --------------------------------------
                                             SIX MONTHS
                                                ENDED           FROM INCEPTION
                                          FEBRUARY 28, 2007      JUNE 28, 2006
                                             (UNAUDITED)      TO AUGUST 31, 2006
                                          -----------------   ------------------
Net asset value, beginning of period            $ 9.79               $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.05)               (0.01)
   Net realized and unrealized gain (loss)        0.58                (0.20)
                                                ------               ------
     TOTAL FROM INVESTMENT OPERATIONS             0.53                (0.21)
                                                ------               ------
Change in net asset value                         0.53                (0.21)
                                                ------               ------
NET ASSET VALUE, END OF PERIOD                  $10.32               $ 9.79
                                                ======               ======
Total return(2)                                   5.31 %(4)           (2.10)%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $  208               $  100

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.42 %(3)            1.40 %(3)
   Gross operating expenses                       5.11 %(3)           28.32 %(3)
   Net investment income (loss)                  (1.07)%(3)           (0.87)%(3)
Portfolio turnover                                  10 %(4)               4 %(4)

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements
16

Phoenix Small-Cap Sustainable Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                         CLASS C
                                          --------------------------------------
                                             SIX MONTHS
                                                ENDED           FROM INCEPTION
                                          FEBRUARY 28, 2007      JUNE 28, 2006
                                             (UNAUDITED)      TO AUGUST 31, 2006
                                          -----------------   ------------------
Net asset value, beginning of period            $ 9.77               $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.09)               (0.03)
   Net realized and unrealized gain (loss)        0.58                (0.20)
                                                ------               ------
     TOTAL FROM INVESTMENT OPERATIONS             0.49                (0.23)
                                                ------               ------
Change in net asset value                         0.49                (0.23)
                                                ------               ------
NET ASSET VALUE, END OF PERIOD                  $10.26               $ 9.77
                                                ======               ======
Total return(2)                                   4.91 %(4)           (2.20)%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $  155               $   98

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.16 %(3)            2.15 %(3)
   Gross operating expenses                       5.96 %(3)           29.09 %(3)
   Net investment income (loss)                  (1.82)%(3)           (1.61)%(3)
Portfolio turnover                                  10 %(4)               4 %(4)

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements
17

PHOENIX SMALL-CAP VALUE FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF AUGUST 31, 2006 TO FEBRUARY 28, 2007)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Small-Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                               Beginning            Ending         Expenses Paid
Small-Cap Value Fund         Account Value       Account Value         During
       Class A              August 31, 2006    February 28, 2007       Period*
----------------------      ---------------    -----------------   -------------
Actual                         $1,000.00           $1,080.40           $7.48

Hypothetical (5% return
   before expenses)             1,000.00            1,017.51            7.28

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.45%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                               Beginning            Ending         Expenses Paid
Small-Cap Value Fund         Account Value       Account Value         During
       Class B              August 31, 2006    February 28, 2007       Period*
----------------------      ---------------    -----------------   -------------
Actual                         $1,000.00           $1,076.60          $11.28

Hypothetical (5% return
   before expenses)             1,000.00            1,013.80           10.99

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.19%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                               Beginning            Ending         Expenses Paid
Small-Cap Value Fund         Account Value       Account Value         During
       Class C              August 31, 2006    February 28, 2007       Period*
----------------------      ---------------    -----------------   -------------
Actual                         $1,000.00           $1,076.60          $11.33

Hypothetical (5% return
   before expenses)             1,000.00            1,013.75           11.04

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.20%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Small-Cap Value Fund

--------------------------------------------------------------------------------
Sector Weightings (Unaudited)                                            2/28/07
--------------------------------------------------------------------------------
As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                 21%
Consumer Discretionary     14
Information Technology     12
Industrials                11
Materials                   6
Energy                      5
Health Care                 4
Other                      27


                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2007
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                    -------     ------------

DOMESTIC COMMON STOCKS--97.8%


AEROSPACE & DEFENSE--1.6%
Armor Holdings, Inc.(b)(e) ..................        23,000     $  1,464,870
Ducommun, Inc.(b) ...........................         7,300          186,734
K&F Industries Holdings, Inc.(b)(e) .........        14,300          351,637
Teledyne Technologies, Inc.(b)(e) ...........        38,200        1,453,510
                                                                ------------
                                                                   3,456,751
                                                                ------------

AIRLINES--1.7%
ExpressJet Holdings, Inc.(b)(e) .............       184,000        1,330,320
Republic Airways Holdings, Inc.(b) ..........        79,000        1,565,780
SkyWest, Inc.(e) ............................        35,200          899,360
                                                                ------------
                                                                   3,795,460
                                                                ------------

ALTERNATIVE CARRIERS--0.5%
Premiere Global Services, Inc.(b) ...........       102,000        1,062,840

APPAREL RETAIL--1.0%
Men's Wearhouse, Inc. (The)(e) ..............        50,000        2,214,000

APPAREL, ACCESSORIES & LUXURY GOODS--2.0%
Hartmarx Corp.(b)(e) ........................        27,500          181,775
Kellwood Co.(e) .............................        15,200          479,256
Perry Ellis International, Inc.(b) ..........        40,050        1,223,527
Phillips-Van Heusen Corp. ...................        28,900        1,584,876
Warnaco Group, Inc. (The)(b) ................        29,900          780,988
                                                                ------------
                                                                   4,250,422
                                                                ------------



                                                     SHARES         VALUE
                                                    -------     ------------

APPLICATION SOFTWARE--2.0%
Hyperion Solutions Corp.(b)(e) ..............        34,200     $  1,465,128
NetScout Systems, Inc.(b) ...................         3,700           31,931
Parametric Technology Corp.(b)(e) ...........        73,000        1,392,110
TIBCO Software, Inc.(b)(e) ..................       150,200        1,359,310
                                                                ------------
                                                                   4,248,479
                                                                ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.4%
ACA Capital Holdings, Inc.(b) ...............        11,800          177,118
Apollo Investment Corp.(e) ..................        62,300        1,412,964
MCG Capital Corp.(e) ........................        73,800        1,398,510
Patriot Capital Funding, Inc. ...............         7,700          109,494
                                                                ------------
                                                                   3,098,086
                                                                ------------

AUTO PARTS & EQUIPMENT--1.8%
Lear Corp. ..................................        37,800        1,395,576
Modine Manufacturing Co.(e) .................        54,700        1,349,449
Standard Motor Products, Inc. ...............        59,000          907,420
Stoneridge, Inc.(b) .........................        14,200          161,738
                                                                ------------
                                                                   3,814,183
                                                                ------------

AUTOMOTIVE RETAIL--1.4%
Asbury Automotive Group, Inc. ...............        53,700        1,434,327
CSK Auto Corp.(b)(e) ........................        89,600        1,549,184
                                                                ------------
                                                                   2,983,511
                                                                ------------

BROADCASTING & CABLE TV--0.9%
Citadel Broadcasting Corp. ..................        58,600          596,548
Salem Communications Corp. Class A(e) .......         2,800           33,516


                        See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                                                     SHARES         VALUE
                                                    -------     ------------

BROADCASTING & CABLE TV--CONTINUED
Westwood One, Inc.(e) .......................       209,100       $1,428,153
                                                                ------------
                                                                   2,058,217
                                                                ------------

BUILDING PRODUCTS--0.9%
Builders FirstSource, Inc.(b) ...............        25,700          463,114
NCI Building Systems, Inc.(b)(e) ............        25,200        1,407,168
                                                                ------------
                                                                   1,870,282
                                                                ------------

CASINOS & GAMING--0.3%
Ameristar Casinos, Inc.(e) ..................        23,000          745,660

CATALOG RETAIL--0.6%
Systemax, Inc.(b)(e) ........................        53,000        1,407,150

COAL & CONSUMABLE FUELS--0.9%
USEC, Inc.(b)(e) ............................       143,500        2,034,830

COMMERCIAL PRINTING--2.0%
Consolidated Graphics, Inc.(b)(e) ...........        25,300        1,802,878
Ennis, Inc.(e) ..............................        65,100        1,679,580
M & F Worldwide Corp.(b)(e) .................        21,000          813,750
                                                                ------------
                                                                   4,296,208
                                                                ------------

COMMUNICATIONS EQUIPMENT--4.0%
Anaren, Inc.(b)(e) ..........................         2,800           46,676
Avocent Corp.(b) ............................         4,500          143,235
Comtech Telecommunications Corp.(b)(e) ......        38,600        1,325,910
Dycom Industries, Inc.(b)(e) ................        61,300        1,532,500
Harris Corp.(e) .............................        51,900        2,547,252
Inter-Tel, Inc. .............................         8,000          185,120
Polycom, Inc.(b)(e) .........................        42,600        1,358,940
UTStarcom, Inc.(b)(e) .......................       172,600        1,594,824
                                                                ------------
                                                                   8,734,457
                                                                ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
Commercial Vehicle Group, Inc.(b)(e) ........        22,800          442,092

CONSTRUCTION MATERIALS--0.7%
Headwaters, Inc.(b) .........................        58,400        1,376,488
U.S. Concrete, Inc.(b) ......................        27,700          242,098
                                                                ------------
                                                                   1,618,586
                                                                ------------

CONSUMER ELECTRONICS--0.0%
Universal Electronics, Inc.(b) ..............         3,700           96,644

DISTRIBUTORS--0.6%
Building Materials Holding Corp. ............        57,500        1,195,425

DIVERSIFIED BANKS--0.1%
Intervest Bancshares Corp.(b) ...............         6,900          193,821



                                                     SHARES         VALUE
                                                    -------     ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.4%
CRA International, Inc.(b) ..................        15,200       $  787,208

DIVERSIFIED REITS--0.7%
Investors Real Estate Trust .................        40,900          411,045
Spirit Finance Corp.(e) .....................        91,100        1,177,012
                                                                ------------
                                                                   1,588,057
                                                                ------------

DRUG RETAIL--0.7%
Longs Drug Stores Corp.(e) ..................        34,000        1,566,040

ELECTRIC UTILITIES--1.7%
ALLETE, Inc. ................................        21,400        1,002,162
Cleco Corp. .................................        47,800        1,252,360
Unisource Energy Corp. ......................        40,100        1,520,191
                                                                ------------
                                                                   3,774,713
                                                                ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.8%
Regal-Beloit Corp.(e) .......................         8,300          375,492
Smith (A.O.) Corp.(e) .......................        23,000          889,410
Superior Essex, Inc.(b)(e) ..................        11,700          372,177
                                                                ------------
                                                                   1,637,079
                                                                ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.4%
Newport Corp.(b) ............................        49,900          891,214
Paxar Corp.(b) ..............................        33,300          766,899
Technitrol, Inc.(e) .........................        65,700        1,444,743
                                                                ------------
                                                                   3,102,856
                                                                ------------

ELECTRONIC MANUFACTURING SERVICES--1.5%
CTS Corp.(e) ................................        22,000          298,100
Merix Corp.(b)(e) ...........................        70,000          627,900
TTM Technologies, Inc.(b)(e) ................       118,000        1,338,120
Zygo Corp.(b)(e) ............................        57,100          913,029
                                                                ------------
                                                                   3,177,149
                                                                ------------

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Waste Industries USA, Inc. ..................         2,500           63,413

FOOD DISTRIBUTORS--0.9%
Performance Food Group Co.(b)(e) ............        33,800          996,086
Spartan Stores, Inc. ........................        38,000          896,420
                                                                ------------
                                                                   1,892,506
                                                                ------------

FOOTWEAR--0.2%
Stride Rite Corp. (The)(e) ..................        32,900          531,335

GENERAL MERCHANDISE STORES--0.4%
Fred's, Inc.(e) .............................        57,200          782,496


                        See Notes to Financial Statements
20

Phoenix Small-Cap Value Fund

                                                     SHARES         VALUE
                                                    -------     ------------

HEALTH CARE EQUIPMENT--1.4%
CONMED Corp.(b)(e) ..........................        25,000     $    684,000
Greatbatch, Inc.(b)(e) ......................        50,100        1,300,596
STERIS Corp.(e) .............................        39,800        1,030,820
                                                                ------------
                                                                   3,015,416
                                                                ------------

HEALTH CARE FACILITIES--0.7%
AmSurg Corp.(b) .............................        28,000          645,400
Hanger Orthopedic Group, Inc.(b) ............        30,000          350,100
LifePoint Hospitals, Inc.(b)(e) .............         4,400          161,040
Medcath Corp.(b)(e) .........................        12,900          374,358
                                                                ------------
                                                                   1,530,898
                                                                ------------

HEALTH CARE SERVICES--0.6%
Gentiva Health Services, Inc.(b) ............        13,100          258,594
Res-Care, Inc.(b) ...........................        53,100          946,242
                                                                ------------
                                                                   1,204,836
                                                                ------------

HOME FURNISHINGS--0.7%
Hooker Furniture Corp.(e) ...................         3,900           73,515
Kimball International, Inc. Class B .........        31,100          654,033
Sealy Corp. .................................        47,400          817,650
                                                                ------------
                                                                   1,545,198
                                                                ------------

HOMEBUILDING--0.3%
Avatar Holdings, Inc.(b)(e) .................         8,900          641,334

HOMEFURNISHING RETAIL--0.7%
Rent-A-Center, Inc.(b)(e) ...................        54,300        1,537,776

HOTELS, RESORTS & CRUISE LINES--0.9%
Bluegreen Corp.(b)(e) .......................        38,700          471,366
Interstate Hotels & Resorts, Inc.(b) ........       164,500        1,118,600
Sunterra Corp.(b) ...........................        32,400          396,576
                                                                ------------
                                                                   1,986,542
                                                                ------------

HOUSEWARES & SPECIALTIES--1.0%
American Greetings Corp. Class A(e) .........        61,200        1,433,304
CSS Industries, Inc.(e) .....................        19,600          673,848
                                                                ------------
                                                                   2,107,152
                                                                ------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.7%
Kelly Services, Inc. Class A(e) .............        20,300          624,631
Kforce, Inc.(b)(e) ..........................        43,700          594,320
Spherion Corp.(b) ...........................        34,200          303,354
                                                                ------------
                                                                   1,522,305
                                                                ------------

INDUSTRIAL MACHINERY--2.3%
Barnes Group, Inc.(e) .......................        44,400          991,452



                                                     SHARES         VALUE
                                                    -------     ------------

INDUSTRIAL MACHINERY--CONTINUED
EnPro Industries, Inc.(b)(e) ................        42,400     $  1,610,776
Gardner Denver, Inc.(b)(e) ..................        50,000        1,693,500
Kadant, Inc.(b) .............................         4,600          107,824
Lydall, Inc.(b)(e) ..........................        22,400          320,544
Tennant Co. .................................        10,900          335,502
                                                                ------------
                                                                   5,059,598
                                                                ------------

INTEGRATED TELECOMMUNICATION SERVICES--1.3%
Cincinnati Bell, Inc.(b)(e) .................       292,000        1,334,440
CT Communications, Inc.(e) ..................        52,400        1,235,068
SureWest Communications .....................        10,400          248,352
                                                                ------------
                                                                   2,817,860
                                                                ------------

INTERNET RETAIL--0.7%
FTD Group, Inc.(b)(e) .......................        77,400        1,498,464

INTERNET SOFTWARE & SERVICES--1.6%
Greenfield Online, Inc(b) ...................        22,200          331,002
InfoSpace, Inc.(b) ..........................        53,900        1,228,920
United Online, Inc.(e) ......................       106,600        1,401,790
Vignette Corp.(b) ...........................        29,600          528,064
                                                                ------------
                                                                   3,489,776
                                                                ------------

INVESTMENT BANKING & BROKERAGE--1.0%
Cowen Group, Inc.(b)(e) .....................        39,600          785,664
Knight Capital Group, Inc. Class A(b)(e) ....        84,300        1,332,783
                                                                ------------
                                                                   2,118,447
                                                                ------------

IT CONSULTING & OTHER SERVICES--1.4%
CIBER, Inc.(b)(e) ...........................        23,100          162,393
MPS Group, Inc.(b)(e) .......................       108,300        1,550,856
Perot Systems Corp. Class A(b)(e) ...........        25,300          425,546
SYKES Enterprises, Inc.(b)(e) ...............        60,600          972,024
                                                                ------------
                                                                   3,110,819
                                                                ------------

LEISURE PRODUCTS--0.5%
JAKKS Pacific, Inc.(b)(e) ...................        47,800        1,171,578

LIFE & HEALTH INSURANCE--0.3%
FBL Financial Group Inc., Class A(e) ........        19,200          747,456

LIFE SCIENCES TOOLS & SERVICES--0.9%
PharmaNet Development Group, Inc.(b)(e) .....        24,300          493,776
Varian, Inc.(b) .............................        25,300        1,377,079
                                                                ------------
                                                                   1,870,855
                                                                ------------

MANAGED HEALTH CARE--1.5%
AMERIGROUP Corp.(b) .........................        47,000        1,554,760
HealthSpring, Inc.(b) .......................        77,300        1,633,349


                        See Notes to Financial Statements

Phoenix Small-Cap Value Fund


                                                     SHARES         VALUE
                                                    -------     ------------


MANAGED HEALTH CARE--CONTINUED
Molina Healthcare, Inc.(b)(e) ...............         3,100     $     96,596
                                                                ------------
                                                                   3,284,705
                                                                ------------

MARINE--0.4%
Alexander & Baldwin, Inc.(e) ................        16,900          835,198

METAL & GLASS CONTAINERS--1.3%
Greif, Inc. Class A .........................        17,300        2,031,539
Silgan Holdings, Inc. .......................        14,800          728,308
                                                                ------------
                                                                   2,759,847
                                                                ------------

MORTGAGE REITS--4.2%
American Home Mortgage Investment Corp.(e) ..        44,600        1,219,810
Anworth Mortgage Asset Corp. ................       128,300        1,140,587
Arbor Realty Trust, Inc. ....................        36,000        1,108,440
Capital Trust, Inc. Class A(e) ..............        33,600        1,545,600
Gramercy Capital Corp. ......................        21,300          685,008
Impac Mortgage Holdings, Inc.(e) ............       166,700        1,096,886
Newcastle Investment Corp. ..................        50,200        1,480,900
NorthStar Realty Finance Corp.(e) ...........        51,000          773,670
                                                                ------------
                                                                   9,050,901
                                                                ------------

MULTI-LINE INSURANCE--0.6%
Horace Mann Educators Corp. .................        66,700        1,350,008

MULTI-SECTOR HOLDINGS--0.1%
Compass Diversified Trust ...................         7,400          127,058

MULTI-UTILITIES--1.3%
Avista Corp. ................................        57,200        1,338,480
PNM Resources, Inc. .........................        46,000        1,405,760
                                                                ------------
                                                                   2,744,240
                                                                ------------

OFFICE SERVICES & SUPPLIES--0.9%
Steelcase, Inc. Class A(e) ..................        58,600        1,138,012
United Stationers, Inc.(b)(e) ...............        14,900          819,500
                                                                ------------
                                                                   1,957,512
                                                                ------------

OIL & GAS DRILLING--0.4%
Bronco Drilling Co, Inc.(b)(e) ..............        58,200          874,164
Union Drilling, Inc.(b)(e) ..................         5,200           63,128
                                                                ------------
                                                                     937,292
                                                                ------------

OIL & GAS EQUIPMENT & SERVICES--2.2%
Basic Energy Service, Inc.(b) ...............        58,000        1,320,660
Oil States International, Inc.(b)(e) ........        51,100        1,499,785
SEACOR Holdings, Inc.(b)(e) .................        19,900        1,926,320
                                                                ------------
                                                                   4,746,765
                                                                ------------



                                                     SHARES         VALUE
                                                    -------     ------------

OIL & GAS EXPLORATION & PRODUCTION--1.4%
Chesapeake Energy Corp.(e) ..................        71,900     $  2,192,231
Swift Energy Co.(b) .........................        22,000          854,480
                                                                ------------
                                                                   3,046,711
                                                                ------------

OIL & GAS REFINING & MARKETING--1.1%
Tesoro Corp.(e) .............................        26,000        2,369,640

OIL & GAS STORAGE & TRANSPORTATION--0.7%
OMI Corp.(e) ................................        63,400        1,411,918

PACKAGED FOODS & MEATS--0.7%
Cal-Maine Foods, Inc. .......................        16,900          217,672
Chiquita Brands International, Inc.(e) ......        89,800        1,302,100
Diamond Foods, Inc ..........................         4,700           78,490
                                                                ------------
                                                                   1,598,262
                                                                ------------

PAPER PACKAGING--1.0%
Rock-Tenn Co. Class A .......................        70,000        2,272,900

PAPER PRODUCTS--0.3%
Buckeye Technologies, Inc.(b) ...............        42,000          534,240
Mercer International, Inc.(b)(e) ............        12,500          156,750
                                                                ------------
                                                                     690,990
                                                                ------------

PERSONAL PRODUCTS--0.6%
Arden (Elizabeth), Inc.(b)(e) ...............        55,200        1,202,256

PHARMACEUTICALS--1.3%
Bradley Pharmaceuticals, Inc.(b)(e) .........        68,100        1,319,778
Sciele Pharma, Inc.(b)(e) ...................        66,100        1,520,300
                                                                ------------
                                                                   2,840,078
                                                                ------------

PROPERTY & CASUALTY INSURANCE--4.1%
Amerisafe, Inc.(b) ..........................        11,700          216,216
Bristol West Holdings, Inc.(e) ..............        19,200          312,000
CNA Surety Corp.(b)(e) ......................        13,600          268,464
Commerce Group, Inc. (The)(e) ...............        48,600        1,393,362
EMC Insurance Group, Inc.(e) ................        22,900          624,254
First Mercury Financial Corp.(b)(e) .........        20,400          460,836
Harleysville Group, Inc.(e) .................        33,300        1,082,583
James River Group, Inc.(b)(e) ...............         4,700          132,822
Meadowbrook Insurance Group, Inc.(b)(e) .....       102,300        1,077,219
Navigators Group, Inc. (The)(b) .............        24,600        1,222,620
ProCentury Corp. ............................         9,600          193,440
Safety Insurance Group, Inc.(e) .............         2,800          118,916
SeaBright Insurance Holdings, Inc.(b)(e) ....        53,100          997,749
Selective Insurance Group, Inc. .............        32,400          791,856
                                                                ------------
                                                                   8,892,337
                                                                ------------

                        See Notes to Financial Statements
22

Phoenix Small-Cap Value Fund


                                                     SHARES         VALUE
                                                    -------     ------------

PUBLISHING--1.6%
Belo Corp. Class A(e) .......................        61,500     $  1,146,360
Journal Communications, Inc. Class A(e) .....        40,800          543,456
Lee Enterprises, Inc.(e) ....................        47,000        1,497,420
ProQuest Co.(b)(e) ..........................        36,200          395,666
                                                                ------------
                                                                   3,582,902
                                                                ------------

REGIONAL BANKS--4.9%
1st Source Corp.(e) .........................        11,900          313,089
Bank of Granite Corp.(e) ....................        11,500          206,655
Columbia Bancorp ............................         1,400           33,642
First BanCorp ...............................       144,400        1,724,136
First Community Bancshares, Inc. ............         2,600           98,566
Great Southern Bancorp, Inc. ................         2,400           70,008
Hanmi Financial Corp.(e) ....................         4,600           89,838
Heartland Financial USA, Inc.(e) ............         2,800           72,548
Horizon Financial Corp. .....................         1,400           30,702
Macatawa Bank Corp.(e) ......................         2,900           54,404
Mercantile Bank Corp. .......................         1,300           44,141
NBT Bancorp, Inc.(e) ........................        15,500          347,665
Pacific Capital Bancorp(e) ..................        43,900        1,382,850
R-G Financial Corp. Class B .................       101,000          550,450
Republic Bancorp, Inc. Class A(e) ...........         3,500           76,545
Santander BanCorp ...........................         1,800           34,488
Sterling Financial Corp. ....................        23,900          517,674
Taylor Capital Group, Inc. ..................         8,200          299,874
TCF Financial Corp.(e) ......................        56,500        1,493,860
UCBH Holdings, Inc.(e) ......................        79,100        1,507,646
United Community Banks, Inc.(e) .............         7,200          235,224
Vineyard National Bancorp(e) ................        15,700          383,865
W Holding Co., Inc. .........................       177,600          948,384
Washington Trust Bancorp, Inc.(e) ...........         7,700          214,291
                                                                ------------
                                                                  10,730,545
                                                                ------------

REINSURANCE--0.3%
IPC Holdings Ltd. ...........................        22,700          659,662

RESTAURANTS--0.5%
Jack in the Box, Inc.(b) ....................        13,600          929,424
O' Charley's, Inc.(b) .......................         5,300          111,141
                                                                ------------
                                                                   1,040,565
                                                                ------------

RETAIL REITS--0.2%
Kite Realty Group Trust(e) ..................        20,600          417,356

SEMICONDUCTOR EQUIPMENT--0.7%
MKS Instruments, Inc.(b) ....................        67,200        1,620,864

SEMICONDUCTORS--0.4%
AMIS Holdings, Inc.(b)(e) ...................        52,000          589,160
Pericom Semiconductor Corp.(b)(e) ...........         6,800           68,816



                                                     SHARES         VALUE
                                                    -------     ------------

SEMICONDUCTORS--CONTINUED
Standard Microsystems Corp.(b)(e) ...........         9,500     $    271,415
                                                                ------------
                                                                     929,391
                                                                ------------

SPECIALIZED CONSUMER SERVICES--0.9%
Regis Corp.(e) ..............................        34,200        1,439,136
Stewart Enterprises, Inc. Class A(e) ........        52,200          412,902
                                                                ------------
                                                                   1,852,038
                                                                ------------

SPECIALIZED FINANCE--0.6%
Asta Funding, Inc.(e) .......................        11,300          373,804
Financial Federal Corp.(e) ..................        36,300          983,367
                                                                ------------
                                                                   1,357,171
                                                                ------------

SPECIALIZED REITS--2.0%
Ashford Hospitality Trust, Inc. .............       120,700        1,496,680
Highland Hospitality Corp.(e) ...............       103,100        1,691,871
Winston Hotels, Inc. ........................        78,000        1,095,120
                                                                ------------
                                                                   4,283,671
                                                                ------------

SPECIALTY CHEMICALS--1.1%
Fuller (H.B.) Co. ...........................        96,200        2,402,114

SPECIALTY STORES--0.4%
Books-A-Million, Inc.(e) ....................        56,400          900,144

STEEL--2.3%
Metal Management, Inc. ......................        41,700        1,669,668
NN, Inc. ....................................         5,200           61,516
Quanex Corp.(e) .............................        40,300        1,575,327
Steel Dynamics, Inc.(e) .....................        44,400        1,675,656
                                                                ------------
                                                                   4,982,167
                                                                ------------

SYSTEMS SOFTWARE--0.8%
Sybase, Inc.(b)(e) ..........................        70,000        1,749,300

TECHNOLOGY DISTRIBUTORS--1.2%
Agilysys, Inc. ..............................        24,000          504,000
Anixter International, Inc.(b)(e) ...........        24,800        1,537,600
Insight Enterprises, Inc.(b) ................        15,900          307,188
PC Connection, Inc.(b)(e) ...................        18,600          306,528
                                                                ------------
                                                                   2,655,316
                                                                ------------

THRIFTS & MORTGAGE FINANCE--3.9%
BankUnited Financial Corp. Class A(e) .......        55,900        1,365,078
Corus Bankshares, Inc.(e) ...................        70,300        1,304,768
Delta Financial Corp.(e) ....................        66,100          625,306
Downey Financial Corp.(e) ...................        22,700        1,487,758
First Financial Holdings, Inc.(e) ...........         4,400          152,460
FirstFed Financial Corp.(b)(e) ..............        29,700        1,698,840


                        See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                                                     SHARES         VALUE
                                                    -------     ------------

THRIFTS & MORTGAGE FINANCE--CONTINUED
Franklin Bank Corp.(b) ......................         8,900     $    164,205
ITLA Capital Corp. ..........................        10,300          531,686
Ocwen Financial Corp.(b)(e) .................        24,200          281,446
TierOne Corp. ...............................        31,200          867,048
                                                                ------------
                                                                   8,478,595
                                                                ------------

TOBACCO--0.2%
Alliance One International, Inc. Class I(b) .        52,000          437,320

TRADING COMPANIES & DISTRIBUTORS--0.5%
Kaman Corp. .................................         5,700          130,017
Rush Enterprises, Inc. Class A(b) ...........        51,300          952,641
                                                                ------------
                                                                   1,082,658
                                                                ------------

TRUCKING--0.8%
Avis Budget Group, Inc.(e) ..................        30,000          797,700
U.S. Xpress Enterprises, Inc. Class A(b)(e) .        46,500          896,985
                                                                ------------
                                                                   1,694,685
                                                                ------------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
USA Mobility, Inc.(e) .......................        11,100          215,118
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $188,721,337)                                   212,686,466
----------------------------------------------------------------------------


FOREIGN COMMON STOCKS(c)--1.0%

PROPERTY & CASUALTY INSURANCE--0.3%
United America Indemnity Ltd. Class A
(United States)(b) ..........................        28,500          673,170

REINSURANCE--0.7%
Arch Capital Group Ltd. (United States)(b) ..        23,000        1,483,270
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,518,991)                                       2,156,440
----------------------------------------------------------------------------


                                                     SHARES        VALUE
                                                    -------     ------------

DOMESTIC WARRANTS--0.0%

OTHER DIVERSIFIED FINANCIAL SERVICES--0.0%
Imperial Credit Industries, Inc. Strike
Price $2.15, Exp. 1/31/08(b)(d) .............         2,429     $          0
----------------------------------------------------------------------------
TOTAL DOMESTIC WARRANTS
(IDENTIFIED COST $0)                                                       0
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $190,240,328)                                   214,842,906
----------------------------------------------------------------------------


SHORT-TERM INVESTMENTS--24.6%

MONEY MARKET MUTUAL FUNDS--23.6%
State Street Navigator Prime Plus
(4.80% seven day effective yield)(f) ........    51,188,721       51,188,721



                                                   PAR VALUE
                                                     (000)
                                                   ---------

COMMERCIAL PAPER(g)--1.0%
Clipper Receivables Co. LLC 5.33%, 3/1/07 ...        $2,185        2,185,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $53,373,721)                                     53,373,721
----------------------------------------------------------------------------

TOTAL INVESTMENTS--123.4%
(IDENTIFIED COST $243,614,049)                                   268,216,627(a)

Other assets and liabilities, net--(23.4)%                       (50,814,448)
                                                                ------------
NET ASSETS--100.0%                                              $217,402,179
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $29,897,535 and gross depreciation of $6,091,746 for federal income tax purposes. At February 28, 2007, the aggregate cost of securities for federal income tax purposes was $244,410,838.

(b) Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At February 28, 2007, this security amounted to a value of $0 or 0% of net assets.

(e) All or a portion of security is on loan.

(f) Represents security purchased with cash collateral received for securities on loan.

(g) The rate shown is the discount rate.


                        See Notes to Financial Statements
24

Phoenix Small-Cap Value Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2007
                                  (UNAUDITED)

ASSETS
Investment securities at value,
   including $49,948,119 of securities on loan
   (Identified cost $243,614,049)                                $268,216,627
Cash                                                                    1,516
Receivables
   Investment securities sold                                      11,028,706
   Dividends                                                          125,934
   Fund shares sold                                                    91,764
Prepaid expenses                                                       33,163
Other assets                                                           44,051
                                                                 ------------
     Total assets                                                 279,541,761
                                                                 ------------
LIABILITIES
Payables
   Investment securities purchased                                 10,038,508
   Fund shares repurchased                                            478,347
   Upon return of securities loaned                                51,188,721
   Investment advisory fee                                            125,727
   Distribution and service fees                                       94,168
   Transfer agent fee                                                  71,391
   Trustee deferred compensation plan                                  44,051
   Administration fee                                                  31,081
   Trustees' fee                                                          210
   Other accrued expenses                                              67,378
                                                                 ------------
     Total liabilities                                             62,139,582
                                                                 ------------
NET ASSETS                                                       $217,402,179
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $168,683,223
Accumulated net investment loss                                      (371,849)
Accumulated net realized gain                                      24,488,227
Net unrealized appreciation                                        24,602,578
                                                                 ------------
NET ASSETS                                                       $217,402,179
                                                                 ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $132,219,520)                7,860,720
Net asset value per share                                              $16.82
Offering price per share $16.82/(1-5.75%)                              $17.85

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $26,614,864)                 1,742,988
Net asset value and offering price per share                           $15.27

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $58,567,795)                 3,835,744
Net asset value and offering price per share                           $15.27



                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2007
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                        $  1,431,747
Security lending                                                      106,596
Interest                                                               63,134
Foreign taxes withheld                                                 (2,597)
                                                                 ------------
     Total investment income                                        1,598,880
                                                                 ------------
EXPENSES
 Investment advisory fee                                            1,017,092
 Service fees, Class A                                                169,974
 Distribution and service fees, Class B                               145,419
 Distribution and service fees, Class C                               304,788
 Administration fee                                                    86,129
 Transfer agent                                                       203,074
 Printing                                                              84,588
 Custodian                                                             23,881
 Registration                                                          22,646
 Professional                                                          19,383
 Trustees                                                              10,793
 Miscellaneous                                                         14,933
                                                                 ------------
     Total expenses                                                 2,102,700
Less expenses reimbursed by investment adviser                       (130,971)
Custodian fees paid indirectly                                         (1,000)
                                                                 ------------
     Net expenses                                                   1,970,729
                                                                 ------------
NET INVESTMENT INCOME (LOSS)                                         (371,849)
                                                                 ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                            28,970,990
Net change in unrealized appreciation (depreciation)
   on investments                                                 (11,044,628)
                                                                 ------------
NET GAIN (LOSS) ON INVESTMENTS                                     17,926,362
                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                               $ 17,554,513
                                                                 ============

                        See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  Six Months
                                                                                                    Ended
                                                                                              February 28, 2007       Year Ended
                                                                                                 (Unaudited)       August 31, 2006
                                                                                              -----------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                                                                 $   (371,849)       $ (1,489,163)
   Net realized gain (loss)                                                                       28,970,990          41,254,936
   Net change in unrealized appreciation (depreciation)                                          (11,044,628)        (27,051,697)
                                                                                                ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    17,554,513          12,714,076
                                                                                                ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class A                                                         (3,132,486)           (359,993)
   Net realized short-term gains, Class B                                                           (713,268)           (104,808)
   Net realized short-term gains, Class C                                                         (1,512,245)           (179,271)
   Net realized long-term gains, Class A                                                         (18,655,557)        (13,870,660)
   Net realized long-term gains, Class B                                                          (4,247,838)         (4,044,831)
   Net realized long-term gains, Class C                                                          (9,006,258)         (6,913,765)
                                                                                                ------------        ------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                        (37,267,652)        (25,473,328)
                                                                                                ------------        ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (229,354 and 729,714 shares, respectively)                        4,149,572          13,949,274
   Net asset value of shares issued from reinvestment of
      distributions (1,174,491 and 729,358 shares, respectively)                                  19,860,670          12,953,387
   Cost of shares repurchased (883,102 and 1,685,103 shares, respectively)                       (16,116,998)        (31,925,844)
                                                                                                ------------        ------------
Total                                                                                              7,893,244          (5,023,183)
                                                                                                ------------        ------------
CLASS B
   Proceeds from sales of shares (53,844 and 102,263 shares, respectively)                           867,869           1,787,328
   Net asset value of shares issued from reinvestment of
      distributions (266,215 and 201,216 shares, respectively)                                     4,094,368           3,323,848
   Cost of shares repurchased (367,284 and 817,203 shares, respectively)                          (6,222,102)        (14,486,211)
                                                                                                ------------        ------------
Total                                                                                             (1,259,865)         (9,375,035)
                                                                                                ------------        ------------
CLASS C
   Proceeds from sales of shares (90,312 and 125,986 shares, respectively)                         1,416,708           2,183,523
   Net asset value of shares issued from reinvestment of
      distributions (572,898 and 357,395 shares, respectively)                                     8,811,167           5,904,168
   Cost of shares repurchased (451,582 and 689,686 shares, respectively)                          (7,627,004)        (12,219,361)
                                                                                                ------------        ------------
Total                                                                                              2,600,871          (4,131,670)
                                                                                                ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                       9,234,250         (18,529,888)
                                                                                                ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                         (10,478,889)        (31,289,140)

NET ASSETS
   Beginning of period                                                                           227,881,068         259,170,208
                                                                                                ------------        ------------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
      NET INVESTMENT INCOME OF $(371,849) AND $0, RESPECTIVELY)                                 $217,402,179        $227,881,068
                                                                                                ============        ============

                        See Notes to Financial Statements
26

Phoenix Small-Cap Value Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                        CLASS A
                                            ----------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                                  YEAR ENDED AUGUST 31
                                            FEBRUARY 28, 2007    -------------------------------------------------------------------
                                               (UNAUDITED)          2006           2005           2004         2003          2002
Net asset value, beginning of period             $18.45            $19.45         $15.08         $13.42       $11.30        $12.72
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                   --(3)          (0.05)         (0.03)         (0.06)          --(3)      (0.01)
   Net realized and unrealized gain (loss)         1.50              1.01           4.40           1.72         2.12         (1.39)
                                                 ------            ------         ------         ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS              1.50              0.96           4.37           1.66         2.12         (1.40)
                                                 ------            ------         ------         ------       ------        ------
LESS DISTRIBUTIONS
   Distributions from net realized gains          (3.13)            (1.96)            --             --           --         (0.02)
                                                 ------            ------         ------         ------       ------        ------
     TOTAL DISTRIBUTIONS                          (3.13)            (1.96)            --             --           --         (0.02)
                                                 ------            ------         ------         ------       ------        ------
Change in net asset value                         (1.63)            (1.00)          4.37           1.66         2.12         (1.42)
                                                 ------            ------         ------         ------       ------        ------
NET ASSET VALUE, END OF PERIOD                   $16.82            $18.45         $19.45         $15.08       $13.42        $11.30
                                                 ======            ======         ======         ======       ======        ======
Total return(2)                                    8.04 %(4)         5.32 %        28.98 %        12.37 %      18.76%       (11.02)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $132,220          $135,436       $147,132       $124,165      $76,783       $83,005

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.45 %(5)         1.40 %         1.40 %         1.40 %       1.40%         1.40 %
   Gross operating expenses                        1.56 %(5)         1.50 %         1.56 %         1.57 %       1.71%         1.64 %
   Net investment income (loss)                   (0.03)%(5)        (0.28)%        (0.17)%        (0.38)%       0.04%        (0.11)%
Portfolio turnover                                   82 %(4)          121 %          102 %          150 %        241%          123 %



                                                                                        CLASS B
                                            ----------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                                  YEAR ENDED AUGUST 31
                                            FEBRUARY 28, 2007    -------------------------------------------------------------------
                                               (UNAUDITED)          2006           2005           2004         2003          2002
Net asset value, beginning of period             $17.07            $18.26         $14.27         $12.79       $10.85        $12.31
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                (0.06)            (0.18)         (0.15)         (0.16)       (0.08)        (0.10)
   Net realized and unrealized gain (loss)         1.39              0.95           4.14           1.64         2.02         (1.34)
                                                 ------            ------         ------         ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS              1.33              0.77           3.99           1.48         1.94         (1.44)
                                                 ------            ------         ------         ------       ------        ------
LESS DISTRIBUTIONS
   Distributions from net realized gains          (3.13)            (1.96)            --             --           --         (0.02)
                                                 ------            ------         ------         ------       ------        ------
     TOTAL DISTRIBUTIONS                          (3.13)            (1.96)            --             --           --         (0.02)
                                                 ------            ------         ------         ------       ------        ------
Change in net asset value                         (1.80)            (1.19)          3.99           1.48         1.94         (1.46)
                                                 ------            ------         ------         ------       ------        ------
NET ASSET VALUE, END OF PERIOD                   $15.27            $17.07         $18.26         $14.27       $12.79        $10.85
                                                 ======            ======         ======         ======       ======        ======
Total return(2)                                    7.66 %(4)         4.57 %        27.96 %        11.57 %      17.88 %      (11.72)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $26,615           $30,567        $42,081        $43,801      $40,696       $40,382

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          2.19 %(5)         2.15 %         2.15 %         2.15 %       2.15 %        2.15 %
   Gross operating expenses                        2.31 %(5)         2.25 %         2.31 %         2.33 %       2.46 %        2.39 %
   Net investment income (loss)                   (0.78)%(5)        (1.04)%        (0.91)%        (1.15)%      (0.71)%       (0.86)%
Portfolio turnover                                   82 %(4)          121 %          102 %          150 %        241 %         123 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Amount is less than $0.01.
(4) Not annualized.
(5) Annualized.

                        See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                        CLASS C
                                            ----------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                                  YEAR ENDED AUGUST 31
                                            FEBRUARY 28, 2007    -------------------------------------------------------------------
                                               (UNAUDITED)          2006           2005           2004         2003          2002
Net asset value, beginning of period             $17.07            $18.26         $14.27         $12.79       $10.85        $12.31
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                (0.07)            (0.18)         (0.15)         (0.16)       (0.08)        (0.10)
   Net realized and unrealized gain (loss)         1.40              0.95           4.14           1.64         2.02         (1.34)
                                                 ------            ------         ------         ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS              1.33              0.77           3.99           1.48         1.94         (1.44)
                                                 ------            ------         ------         ------       ------        ------
LESS DISTRIBUTIONS
   Distributions from net realized gains          (3.13)            (1.96)            --             --           --         (0.02)
                                                 ------            ------         ------         ------       ------        ------
     TOTAL DISTRIBUTIONS                          (3.13)            (1.96)            --             --           --         (0.02)
                                                 ------            ------         ------         ------       ------        ------
Change in net asset value                         (1.80)            (1.19)          3.99           1.48         1.94         (1.46)
                                                 ------            ------         ------         ------       ------        ------
NET ASSET VALUE, END OF PERIOD                   $15.27            $17.07         $18.26         $14.27       $12.79        $10.85
                                                 ======            ======         ======         ======       ======        ======
Total return(2)                                    7.66 %(3)         4.57 %        27.96 %        11.57 %      17.88 %      (11.72)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $58,568           $61,878        $69,957        $71,296      $51,559       $49,201

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          2.20 %(4)         2.15 %         2.15 %         2.15 %       2.15 %        2.15 %
   Gross operating expenses                        2.31 %(4)         2.25 %         2.31 %         2.32 %       2.46 %        2.39 %
   Net investment income (loss)                   (0.78)%(4)        (1.03)%        (0.91)%        (1.14)%      (0.72)%       (0.86)%
Portfolio turnover                                   82 %(3)          121 %          102 %          150 %        241 %         123 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Not annualized.
(4) Annualized.

                        See Notes to Financial Statements
28

PHOENIX VALUE EQUITY FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF AUGUST 31, 2006 TO FEBRUARY 28, 2007)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Value Equity Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                              Beginning            Ending         Expenses Paid
Value Equity Fund           Account Value       Account Value         During
      Class A              August 31, 2006    February 28, 2007       Period*
------------------         ---------------    -----------------   -------------
Actual                         $1,000.00           $1,083.60           $7.18

Hypothetical (5% return
   before expenses)             1,000.00            1,017.82            6.98

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.39%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                              Beginning            Ending         Expenses Paid
Value Equity Fund           Account Value       Account Value         During
      Class B              August 31, 2006    February 28, 2007       Period*
------------------         ---------------    -----------------   -------------
Actual                         $1,000.00           $1,079.80          $11.04

Hypothetical (5% return
   before expenses)             1,000.00            1,014.05           10.74

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.14%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                              Beginning            Ending         Expenses Paid
Value Equity Fund           Account Value       Account Value         During
      Class C              August 31, 2006    February 28, 2007       Period*
------------------         ---------------    -----------------   -------------
Actual                         $1,000.00           $1,079.80          $11.04

Hypothetical (5% return
   before expenses)             1,000.00            1,014.05           10.74

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.14%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Value Equity Fund

--------------------------------------------------------------------------------
Sector Weightings (Unaudited)                                            2/28/07
--------------------------------------------------------------------------------
As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                         37%
Energy                             16
Health Care                        11
Materials                           8
Telecommunications Services         6
Information Technology              5
Consumer Discretionary              5
Other                              12


                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


                                                    SHARES          VALUE
                                                   --------      -----------

DOMESTIC COMMON STOCKS--97.1%


AEROSPACE & DEFENSE--0.6%
Northrop Grumman Corp. ......................         3,900       $  280,215

AIRLINES--1.1%
Continental Airlines, Inc. Class B(b) .......        12,200          483,120

BROADCASTING & CABLE TV--3.3%
DIRECTV Group, Inc. (The)(b) ................        67,200        1,516,032

BUILDING PRODUCTS--0.2%
PW Eagle, Inc. ..............................         2,300           76,406

COMMODITY CHEMICALS--3.2%
Lyondell Chemical Co. .......................        45,200        1,440,072

COMPUTER HARDWARE--3.5%
Hewlett-Packard Co. .........................        15,000          590,700
International Business Machines Corp. .......        10,800        1,004,508
                                                                 -----------
                                                                   1,595,208
                                                                 -----------

COMPUTER STORAGE & PERIPHERALS--1.2%
Lexmark International, Inc. Class A(b) ......         8,700          526,873

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.5%
Cummins, Inc. ...............................         7,400          996,632
FreightCar America, Inc. ....................         2,900          143,666
                                                                 -----------
                                                                   1,140,298
                                                                 -----------

DEPARTMENT STORES--0.1%
Dillard's, Inc. Class A .....................         1,900           63,460



                                                    SHARES          VALUE
                                                   --------      -----------

DIVERSIFIED CHEMICALS--0.9%
Ashland, Inc. ...............................         5,900       $  386,922

ELECTRIC UTILITIES--3.8%
FirstEnergy Corp. ...........................        27,500        1,720,675

GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc.(b) ...........................         6,600          165,198

HEALTH CARE DISTRIBUTORS--3.8%
AmerisourceBergen Corp. .....................        32,700        1,722,309

INTEGRATED OIL & GAS--13.4%
ConocoPhillips ..............................        32,800        2,145,776
Exxon Mobil Corp. ...........................        53,000        3,799,040
Marathon Oil Corp. ..........................         1,700          154,258
                                                                 -----------
                                                                   6,099,074
                                                                 -----------

INTEGRATED TELECOMMUNICATION SERVICES--5.7%
Embarq Corp. ................................        18,400        1,018,440
Qwest Communications International, Inc.(b) .       177,600        1,577,088
                                                                 -----------
                                                                   2,595,528
                                                                 -----------

INVESTMENT BANKING & BROKERAGE--6.4%
Goldman Sachs Group, Inc. (The) .............         2,300          463,680
Lehman Brothers Holdings, Inc. ..............         5,800          425,140
Morgan Stanley ..............................        27,000        2,022,840
                                                                 -----------
                                                                   2,911,660
                                                                 -----------

LEISURE PRODUCTS--0.7%
Marvel Entertainment, Inc.(b) ...............        10,900          302,911

                        See Notes to Financial Statements
30

Phoenix Value Equity Fund

                                                    SHARES          VALUE
                                                   --------      -----------

LIFE & HEALTH INSURANCE--3.8%
MetLife, Inc. ...............................        24,200       $1,528,230
Nationwide Financial Services, Inc. Class A .         4,100          219,760
                                                                 -----------
                                                                   1,747,990
                                                                 -----------

MANAGED HEALTH CARE--0.1%
CIGNA Corp. .................................           400           57,000

MULTI-LINE INSURANCE--8.4%
Assurant, Inc. ..............................        10,800          577,260
Genworth Financial, Inc. Class A ............        41,800        1,478,466
Hartford Financial Services Group, Inc. (The)        18,400        1,739,904
                                                                 -----------
                                                                   3,795,630
                                                                 -----------

OIL & GAS EQUIPMENT & SERVICES--1.0%
Tidewater, Inc. .............................         8,900          462,533

OIL & GAS EXPLORATION & PRODUCTION--0.7%
Devon Energy Corp. ..........................         4,900          321,979

OIL & GAS REFINING & MARKETING--1.2%
Tesoro Corp. ................................         6,200          565,068

OTHER DIVERSIFIED FINANCIAL SERVICES--2.7%
JPMorgan Chase & Co. ........................        24,700        1,220,180

PACKAGED FOODS & MEATS--0.2%
Chiquita Brands International, Inc. .........         3,300           47,850
Imperial Sugar Co. ..........................         1,700           52,479
                                                                 -----------
                                                                     100,329
                                                                 -----------

PHARMACEUTICALS--7.2%
Abbott Laboratories .........................           400           21,848
King Pharmaceuticals, Inc.(b) ...............        64,828        1,209,042
Pfizer, Inc. ................................        82,200        2,051,712
                                                                 -----------
                                                                   3,282,602
                                                                 -----------

PROPERTY & CASUALTY INSURANCE--9.1%
Axis Capital Holdings Ltd. ..................         4,110          138,959
Berkley (W.R.) Corp. ........................         8,400          273,840
Chubb Corp. (The) ...........................        33,600        1,715,280
CNA Financial Corp.(b) ......................         3,500          143,710
Travelers Cos., Inc. (The) ..................        36,892        1,872,638
                                                                 -----------
                                                                   4,144,427
                                                                 -----------

REGIONAL BANKS--4.3%
KeyCorp .....................................         8,300          313,242
SunTrust Banks, Inc. ........................        19,200        1,618,752
                                                                 -----------
                                                                   1,931,994
                                                                 -----------


                                                    SHARES          VALUE
                                                   --------      -----------

RESTAURANTS--0.2%
McDonald's Corp. ............................         1,600      $    69,952

SEMICONDUCTORS--0.1%
Atmel Corp.(b) ..............................        10,300           57,062

SOFT DRINKS--2.3%
PepsiCo, Inc. ...............................        16,300        1,029,345

STEEL--3.5%
Chaparral Steel Co. .........................         2,900          144,507
Nucor Corp. .................................        24,100        1,466,967
                                                                 -----------
                                                                   1,611,474
                                                                 -----------

TOBACCO--1.5%
Loews Corp. - Carolina Group ................         9,200          662,676
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $39,092,142)                                     44,086,202
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--2.1%

PROPERTY & CASUALTY INSURANCE--1.2%
ACE Ltd. (United States) ....................         8,135          456,862

United America Indemnity Ltd. Class A
(United States)(b) ..........................         3,400           80,308
                                                                 -----------
                                                                     537,170
                                                                 -----------

REINSURANCE--0.9%
Arch Capital Group Ltd. (United States)(b) ..         4,664          300,781
PartnerRe Ltd. (United States) ..............         1,825          126,801
                                                                 -----------
                                                                     427,582
                                                                 -----------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $960,624)                                           964,752
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $40,052,766)                                     45,050,954
----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Value Equity Fund

                                                  PAR VALUE
                                                     (000)          VALUE
                                                  ---------      -----------
SHORT-TERM INVESTMENTS--0.8%

COMMERCIAL PAPER(d)--0.8%
UBS Finance Delaware LLC 5.30%, 3/1/07                 $355      $   355,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $355,000)                                           355,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $40,407,766)                                     45,405,954(a)

OTHER ASSETS AND LIABILITIES, NET--0.0%                               20,161
                                                                 -----------
NET ASSETS--100.0%                                               $45,426,115
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,440,534 and gross depreciation of $485,271 for federal income tax purposes. At February 28, 2007, the aggregate cost of securities for federal income tax purposes was $40,450,691.

(b) Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) The rate shown is the discount rate.

                        See Notes to Financial Statements
32

Phoenix Value Equity Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2007
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $40,407,766)                                  $45,405,954
Cash                                                                      725
Receivables
   Investment securities sold                                         672,139
   Dividends                                                          119,383
   Fund shares sold                                                    10,766
Prepaid expenses                                                       21,154
Other assets                                                            8,314
                                                                  -----------
     Total assets                                                  46,238,435
                                                                  -----------
LIABILITIES
Payables
   Investment securities purchased                                    556,233
   Fund shares repurchased                                            143,354
   Investment advisory fee                                             28,845
   Transfer agent fee                                                  19,595
   Distribution and service fees                                       19,522
   Trustee deferred compensation plan                                   8,314
   Administration fee                                                   6,358
   Trustees' fee                                                           41
   Other accrued expenses                                              30,058
                                                                  -----------
     Total liabilities                                                812,320
                                                                  -----------
NET ASSETS                                                        $45,426,115
                                                                  ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest $                 43,592,204
Undistributed net investment income                                    78,499
Accumulated net realized loss                                      (3,242,776)
Net unrealized appreciation                                         4,998,188
                                                                  -----------
NET ASSETS                                                        $45,426,115
                                                                  ===========

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $27,650,080)                 1,683,055
Net asset value per share                                              $16.43
Offering price per share $16.43/(1-5.75%)                              $17.43


CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $8,677,760)                    551,099
Net asset value and offering price per share                           $15.75


CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $9,098,275)                    577,389
Net asset value and offering price per share                           $15.76



                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2007
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                          $  465,252
Interest                                                                8,083
                                                                   ----------
     Total investment income                                          473,335
                                                                   ----------
EXPENSES
Investment advisory fee                                               171,824
Service fees, Class A                                                  34,839
Distribution and service fees, Class B                                 44,113
Distribution and service fees, Class C                                 45,631
Administration fee                                                     17,725
Transfer agent                                                         53,667
Professional                                                           16,909
Registration                                                           15,594
Printing                                                                8,878
Custodian                                                               7,341
Trustees                                                                3,156
Miscellaneous                                                           2,900
                                                                   ----------
     Total expenses                                                   422,577
Less expenses reimbursed by investment adviser                        (36,128)
Custodian fees paid indirectly                                            (10)
                                                                   ----------
     Net expenses                                                     386,439
                                                                   ----------
NET INVESTMENT INCOME (LOSS)                                           86,896
                                                                   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                             2,030,364
Net change in unrealized appreciation (depreciation)
   on investments                                                   1,537,577
                                                                   ----------
NET GAIN (LOSS) ON INVESTMENTS                                      3,567,941
                                                                   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $3,654,837
                                                                   ==========

                        See Notes to Financial Statements

Phoenix Value Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  Six Months
                                                                                                    Ended
                                                                                              February 28, 2007       Year Ended
                                                                                                 (Unaudited)       August 31, 2006
                                                                                              -----------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                                                                  $    86,896         $   398,312
   Net realized gain (loss)                                                                        2,030,364           9,248,277
   Net change in unrealized appreciation (depreciation)                                            1,537,577          (3,719,010)
                                                                                                 -----------         -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     3,654,837           5,927,579
                                                                                                 -----------         -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                   (305,149)           (239,885)
   Net investment income, Class B                                                                    (46,415)            (21,604)
   Net investment income, Class C                                                                    (47,803)            (19,055)
                                                                                                 -----------         -----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                           (399,367)           (280,544)
                                                                                                 -----------         -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (126,932 and 425,199 shares, respectively)                        2,055,379           6,198,379
   Net asset value of shares issued from reinvestment of distributions
      (17,767 and 16,173 shares, respectively)                                                       293,685             224,475
   Cost of shares repurchased (342,282 and 650,431 shares, respectively)                          (5,482,534)         (9,344,863)
                                                                                                 -----------         -----------
Total                                                                                             (3,133,470)         (2,922,009)
                                                                                                 -----------         -----------
CLASS B
   Proceeds from sales of shares (41,584 and 65,334 shares, respectively)                            642,738             904,211
   Net asset value of shares issued from reinvestment of distributions
      (2,750 and 1,292 shares, respectively)                                                          43,638              17,247
   Cost of shares repurchased (94,818 and 396,306 shares, respectively)                           (1,466,033)         (5,432,355)
                                                                                                 -----------         -----------
Total                                                                                               (779,657)         (4,510,897)
                                                                                                 -----------         -----------
CLASS C
   Proceeds from sales of shares (10,359 and 40,114 shares, respectively)                            161,571             570,512
   Net asset value of shares issued from reinvestment of distributions
      (2,656 and 1,150 shares, respectively)                                                          42,180              15,351
   Cost of shares repurchased (51,443 and 157,960 shares, respectively)                             (793,754)         (2,189,002)
                                                                                                 -----------         -----------
Total                                                                                               (590,003)         (1,603,139)
                                                                                                 -----------         -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                      (4,503,130)         (9,036,045)
                                                                                                 -----------         -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                          (1,247,660)         (3,389,010)

NET ASSETS
   Beginning of period                                                                            46,673,775          50,062,785
                                                                                                 -----------         -----------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
      $78,499 AND $390,970, RESPECTIVELY)                                                        $45,426,115         $46,673,775
                                                                                                 ===========         ===========

                        See Notes to Financial Statements
34

Phoenix Value Equity Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                      CLASS A
                                         -------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                              YEAR ENDED AUGUST 31
                                        FEBRUARY 28, 2007     ----------------------------------------------------------------
                                           (UNAUDITED)           2006            2005         2004         2003         2002
Net asset value, beginning of period         $15.33            $13.59          $12.05       $11.33       $10.64       $12.76
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)             0.05              0.16            0.11         0.04         0.11         0.08
   Net realized and unrealized gain (loss)     1.23              1.70            1.43         0.72         0.66        (1.97)
                                             ------            ------          ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS          1.28              1.86            1.54         0.76         0.77        (1.89)
                                             ------            ------          ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income       (0.18)            (0.12)             --        (0.04)       (0.08)       (0.08)
   Distributions from net realized gains         --                --              --           --           --        (0.15)
                                             ------            ------          ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                      (0.18)            (0.12)             --        (0.04)       (0.08)       (0.23)
                                             ------            ------          ------       ------       ------       ------
Change in net asset value                     (0.18)             1.74            1.54         0.72         0.69        (2.12)
                                             ------            ------          ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD               $16.43            $15.33          $13.59       $12.05       $11.33       $10.64
                                             ======            ======          ======       ======       ======       ======

Total return(2)                                8.36%(4)         13.79%          12.78%        6.71%        7.31%      (14.97)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)    $27,650           $28,823         $28,407      $32,859      $37,310      $43,993

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                      1.39%(5)          1.32%(3)        1.25%        1.25%        1.25%        1.25 %
   Gross operating expenses                    1.55%(5)          1.64%           1.71%        1.59%        1.63%        1.49 %
   Net investment income (loss)                0.67%(5)          1.13%           0.84%        0.35%        1.06%        0.64 %
Portfolio turnover                               60%(4)           214%             69%         200%         349%         166 %




                                                                                      CLASS B
                                         -------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                              YEAR ENDED AUGUST 31
                                        FEBRUARY 28, 2007     ----------------------------------------------------------------
                                           (UNAUDITED)           2006            2005         2004         2003         2002
Net asset value, beginning of period         $14.66            $13.01          $11.62       $10.99       $10.35       $12.42
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)            (0.01)             0.06            0.01        (0.05)        0.04        (0.01)
   Net realized and unrealized gain (loss)     1.18              1.62            1.38         0.70         0.63        (1.91)
                                             ------            ------          ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS          1.17              1.68            1.39         0.65         0.67        (1.92)
                                             ------            ------          ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income       (0.08)            (0.03)             --        (0.02)       (0.03)          --
   Distributions from net realized gains         --                --              --           --           --        (0.15)
                                             ------            ------          ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                      (0.08)            (0.03)             --        (0.02)       (0.03)       (0.15)
                                             ------            ------          ------       ------       ------       ------
Change in net asset value                      1.09              1.65            1.39         0.63         0.64        (2.07)
                                             ------            ------          ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD               $15.75            $14.66          $13.01       $11.62       $10.99       $10.35
                                             ======            ======          ======       ======       ======       ======
Total return(2)                                7.98 %(4)        12.91%          11.96%        5.95 %       6.44%      (15.57)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $8,678            $8,818         $12,118      $13,247      $16,363      $28,873

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                      2.14 %(5)         2.06%(3)        2.00%        2.00 %       2.00%        2.00 %
   Gross operating expenses                    2.30 %(5)         2.39%           2.46%        2.34 %       2.38%        2.24 %
   Net investment income (loss)               (0.08)%(5)         0.42%           0.09%       (0.40)%       0.37%       (0.11)%
Portfolio turnover                               60 %(4)          214%             69%         200 %        349%         166 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Represents a blended net operating expense ratio.
(4) Not annualized.
(5) Annualized.

                        See Notes to Financial Statements

Phoenix Value Equity Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                      CLASS C
                                         -------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                              YEAR ENDED AUGUST 31
                                        FEBRUARY 28, 2007     ----------------------------------------------------------------
                                           (UNAUDITED)           2006            2005         2004         2003         2002
Net asset value, beginning of period         $14.67            $13.02          $11.63       $11.00       $10.35       $12.43
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)            (0.01)             0.05            0.01        (0.05)        0.03        (0.01)
   Net realized and unrealized gain (loss)     1.18              1.63            1.38         0.70         0.65        (1.92)
                                             ------            ------          ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS          1.17              1.68            1.39         0.65         0.68        (1.93)
                                             ------            ------          ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income       (0.08)            (0.03)             --        (0.02)       (0.03)          --
   Distributions from net realized gains         --                --              --           --           --        (0.15)
                                             ------            ------          ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                      (0.08)            (0.03)             --        (0.02)       (0.03)       (0.15)
                                             ------            ------          ------       ------       ------       ------
Change in net asset value                      1.09              1.65            1.39         0.63         0.65        (2.08)
                                             ------            ------          ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD               $15.76            $14.67          $13.02       $11.63       $11.00       $10.35
                                             ======            ======          ======       ======       ======       ======
Total return(2)                                7.98 %(4)        12.90%          11.95%        5.94 %       6.47%      (15.56)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $9,098            $9,033          $9,538      $13,266      $15,408      $19,231

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                      2.14 %(5)         2.07%(3)        2.00%        2.00 %       2.00%        2.00 %
   Gross operating expenses                    2.30 %(5)         2.39%           2.46%        2.34 %       2.38%        2.24 %
   Net investment income (loss)               (0.08)%(5)         0.39%           0.09%       (0.40)%       0.31%       (0.11)%
Portfolio turnover                               60 %(4)          214%             69%         200 %        349%         166 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Represents a blended net operating expense ratio.
(4) Not annualized.
(5) Annualized.

                        See Notes to Financial Statements
36

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007 (UNAUDITED)


1. ORGANIZATION

   Phoenix Investment Trust 97 (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently, four Funds are offered for sale (each a "Fund"). The Phoenix Quality Small-Cap Fund ("Quality Small-Cap Fund") is diversified and seeks long term capital appreciation. The Phoenix Small-Cap Sustainable Growth Fund ("Small-Cap Sustainable Growth Fund") is diversified and seeks long-term capital appreciation. The Phoenix Small-Cap Value Fund ("Small-Cap Value Fund") is diversified and seeks long-term capital appreciation. The Phoenix Value Equity Fund ("Value Equity Fund") is diversified and its primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income.

   The Funds offer the following classes of shares for sale:

                                       Class I    Class A    Class B    Class C
                                       -------    -------    -------    -------
Quality Small-Cap Fund ..............     X          X          --         X
Small-Cap Sustainable Growth Fund ...     X          X          --         X
Small-Cap Value Fund ................    --          X           X         X
Value Equity Fund ...................    --          X           X         X

   Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I shares are sold without a sales charge.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007 (UNAUDITED) (CONTINUED)


C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. The evaluation of the impact that may result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. SECURITIES LENDING:

   Certain Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of the agreement, the Funds receive collateral with a market value not less than 102% for domestic securities and 105% for foreign securities of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

I. REIT INVESTMENTS:

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007 (UNAUDITED) (CONTINUED)


J. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                          First      $400 Million -     $1 +
                                      $400 Million     $1 Billion     Billion
                                      ------------   --------------   -------
Quality Small-Cap Fund .............      0.90%           0.85%        0.80%
Small-Cap Sustainable Growth Fund ..      0.90%           0.85%        0.80%


                                          First           $1-2        $2 +
                                      $1 Billion         Billion     Billion
                                      ----------         -------     -------
Small-Cap Value Fund ...............      0.90%           0.85%        0.80%
Value Equity Fund ..................      0.75%           0.70%        0.65%

   The Adviser has contractually agreed to limit total fund operating expenses, (excluding interest, taxes and extraordinary expenses), through December 31, 2007, so that such expenses do not exceed the following percentages of the average annual net asset values for the Funds:

                                         Class A         Class C      Class I
                                         -------         -------      -------
Quality Small-Cap Fund .............      1.40%           2.15%        1.15%
Small-Cap Sustainable Growth Fund ..      1.40%           2.15%        1.15%


                                         Class A         Class B      Class C
                                         -------         -------      -------
Small-Cap Value Fund ...............      1.40%           2.15%        2.15%
Value Equity Fund ..................      1.35%           2.10%        2.10%

   The Adviser will not seek to recapture any reimbursed expenses under these agreements, unless authorized by the Funds Board of Trustees.

   Kayne Anderson Rudnick Investment Management, LLC ("Kayne") an indirect wholly-owned subsidiary of PNX, is the subadviser to the Quality Small-Cap and Small-Cap Sustainable Growth Funds.

   Euclid Advisors LLC ("Euclid"), an indirect wholly-owned subsidiary of PNX, is the subadviser to the Small-Cap Value Fund.

   Acadian Asset Management, Inc. ("Acadian") is the subadviser to the Value Equity Fund.

   As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended February 28, 2007, as follows:

                                     Class A        Class B          Class C
                                   Net Selling      Deferred         Deferred
                                   Commissions    Sales Charges    Sales Charges
                                   -----------    -------------    -------------
Quality Small-Cap Fund ..........     $  669         $    --          $  --
Small-Cap Sustainable Growth Fund        338              --             --
Small-Cap Value Fund ............      2,487          12,812            375
Value Equity Fund ...............      1,697           2,562             20

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. Class I shares do not pay distribution and/or service fees.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund.

   For the period ended February 28, 2007, the Trust incurred administration fees totaling $105,417.

   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub transfer agent. For the period ended February 28, 2007, transfer agent fees were $258,112 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                  Transfer
                                                    Agent
                                                  Retained
                                                  --------
Quality Small-Cap Fund .......................     $   340
Small-Cap Sustainable Growth Fund ............         253
Small-Cap Value Fund .........................      66,791
Value Equity Fund ............................      21,119

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007 (UNAUDITED) (CONTINUED)


   At February 28, 2007, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                           Aggregate
                                                           Net Asset
                                             Shares          Value
                                             ------        ----------
Quality Small-Cap Fund
--Class I ...............................    10,072        $  116,533
--Class A ...............................    10,060           116,294
--Class C ...............................    10,024           115,777
Small-Cap Sustainable Growth Fund
--Class I ...............................    10,000           103,200
--Class A ...............................    10,000           102,600
--Class C ...............................    10,000           103,300
Small-Cap Value Fund
--Class A ...............................   445,198         7,488,230

   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at February 28, 2007.

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended February 28, 2007, were as follows:

                                               Purchases           Sales
                                             ------------      ------------
Quality Small-Cap Fund ..................    $  3,826,751      $    343,212
Small-Cap Sustainable Growth Fund .......       2,161,629           201,847
Small-Cap Value Fund ....................     185,101,302       212,141,890
Value Equity Fund .......................      27,287,220        31,989,739

   There were no purchases or sales of long-term U.S. Government and agency securities.

5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   The Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   At February 28, 2007, the Quality Small-Cap Fund and the Value Equity Fund held investments issued by various companies in the Financial sector comprising 26% and 37%, respectively, of the total net assets of the Funds. The Small-Cap Sustainable Growth Fund held investments issued by various companies in the Information Technology sector, comprising 30% of the total net assets of the Fund.

6. ILLIQUID SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

7. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007 (UNAUDITED) (CONTINUED)


8. INDEMNIFICATIONS

   Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. FEDERAL INCOME TAX INFORMATION

   The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

                                                     Expiration Year
                                          --------------------------------------
                                             2011          2014          Total
                                          ----------      ------      ----------
Quality  Small-Cap Fund ...............   $       --      $  937      $      937
Small-Cap Sustainable Growth Fund .....           --       2,520           2,520
Small-Cap Value Fund ..................           --          --              --
Value Equity Fund .....................    5,227,567          --       5,227,567

   The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX SMALL-CAP VALUE FUND (THE "FUND")
FEBRUARY 28, 2007 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. The Board, including a majority of the independent Trustees, at a meeting held on November 16, 2006, renewed the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund, and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Euclid Advisors LLC ("Subadvisor") that took effect on September 1, 2006. Prior to September 1, 2006, Phoenix/Zweig Advisers LLC had acted as investment subadvisor to the Fund. Effective September 1, 2006, Euclid became Subadvisor as a result of a realignment in investment advisers wholly owned and controlled by Phoenix Investment Partners, Inc. The Fund relied on opinion of special counsel to determine these actions were not an assignment of the advisory contract that is subject to shareholder approval. Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement, the Subadvisor provides the day to day investment management for the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and conducts compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3 and 5 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had trailed its benchmark for all periods, but it also noted the Fund's performance relative to its Lipper peer group was improving during the more recent periods. The Board then also noted the change in the Subadvisor to manage the Fund as of September 1, 2006 was intended to improve the Fund's performance.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the contractual reimbursements provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fee and total expense ratio of the Fund compared with those of a group of funds selected by Lipper as the Fundappropriate Lipper expense peer

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX SMALL-CAP VALUE FUND (THE "FUND")
FEBRUARY 28, 2007 (UNAUDITED) (CONTINUED)

group. The Board noted that the total expenses and the management fee of the Fund were slightly less than those for the peer group. The Board further noted that the management fee remained the same after the change in Subadvisor for the Fund. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management. The Board also noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor are reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers in managing other accounts, and further noted that the portfolio managers for the Fund remained in place after the change in subadvisor for the Fund that became effective September 1, 2006. In this regard, the Board noted that each member of the portfolio management team had over 12 years of experience in the investment management business. The Board also considered the Subadvisor's experience in managing approximately $346 million in assets. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3 and 5 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had trailed its benchmark for all periods, but it also noted the Fund's performance relative to its Lipper peer group was improving during the more recent periods.

   PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   SUBADVISORY FEE. The Board reviewed the subadvisory fees along with fees charged by the Subadvisor to comparative funds that it managed, but also noted that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders, but noted that any economies would be generated with respect to PIC because the Fund does not pay the subadvisory fee.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX VALUE EQUITY FUND (THE "FUND")
FEBRUARY 28, 2007 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. The Board, including a majority of the independent Trustees, at a meeting held on November 15-16, 2006, approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund, and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Acadian Asset Management, Inc. (the "Subadvisor"). Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement, the Subadvisor provides the day to day investment management for the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits or telephone calls with the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3 and 5 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. While the Board noted that the Fund had trailed its benchmark for all periods, it also noted the Fund's performance was ranked near the top of its Lipper peer group for the year-to-date and 1 year periods. The Board also noted the Fund's performance had improved after the change in investment managers, pursuant to the Subadvisory Agreements that became effective October 3, 2005.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the contractual reimbursements provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that the total expenses of the Fund were less than the average total expenses for comparable funds and that the management fee was at the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX VALUE EQUITY FUND (THE "FUND")
FEBRUARY 28, 2007 (UNAUDITED) (CONTINUED)


   ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management. The Board also noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor are reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers in managing other accounts. In this regard, the Board noted that the Subadvisor had been in the investment management business for almost 30 years. The Board also considered the Subadvisor's experience in managing over $44 billion in assets. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1 year and the year-to-date periods ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted and was satisfied that the Fund had exceeded the Lipper peer group average for its investment style for the 1 year and the year-to-date periods, while performance relative to its market index was also improving over those periods, and concluded that the Fund's performance was reasonable.

   PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   SUBADVISORY FEE. The Board reviewed the subadvisory fees along with fees charged by the Subadvisor to comparative funds that it managed, but also noted that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would be generated with respect to PIC because the Fund does not pay the subadvisory fee.

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX INVESTMENT TRUST 97
                                OCTOBER 31, 2006
                                   (UNAUDITED)


   At a special meeting of shareholders of Phoenix Investment Trust 97 (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

    1. To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected (Proposal 1).
    2. To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trusts (Proposal
       7).


NUMBER OF ELIGIBLE UNITS VOTED:
                                                    FOR             AGAINST
                                                    ----            -------
1. Election of Trustees

   E. Virgil Conway ........................      172,583,791      8,694,155
   Harry Dalzell-Payne .....................      172,575,889      8,702,058
   Daniel T. Geraci ........................      172,709,231      8,568,716
   Francis E. Jeffries .....................      172,592,721      8,685,225
   Leroy Keith, Jr .........................      172,723,532      8,554,415
   Marilyn E. LaMarche .....................      172,599,345      8,678,602
   Philip R. McLoughlin ....................      172,616,477      8,661,470
   Geraldine M. McNamara ...................      172,639,490      8,638,457
   James M. Oates ..........................      172,713,070      8,564,877
   Richard E. Segerson .....................      172,715,206      8,562,741
   Ferdinand L. J. Verdonck ................      172,621,867      8,656,080


                                                    FOR             AGAINST          ABSTAIN
                                                    ----            -------          -------
2. To ratify the appointment of
   PricewaterhouseCoopers LLC as the
   independent registered public
   accounting firm .........................      171,390,182      2,921,368        6,966,396

                         RESULTS OF SHAREHOLDER MEETING
                          PHOENIX SMALL-CAP VALUE FUND
                                NOVEMBER 21, 2006
                                   (UNAUDITED)


   At a special meeting of shareholders of Phoenix Small-Cap Value Fund (the "Fund"), a series of Phoenix Investment Trust 97 (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

      1. To approve a proposal to permit Phoenix Investment Counsel, Inc. ("PIC") to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval (Proposal 2).

      2. To approve the amendment of fundamental restrictions of the Fund with respect to loans (Proposal 3).

      3. To approve a proposal to  reclassify  the  investment  objective of the
         Investment   Objective  Funds  from   fundamental  to   non-fundamental
         (Proposal 6).


NUMBER OF ELIGIBLE UNITS VOTED:


                                                    FOR             AGAINST          ABSTAIN          BROKER NON-VOTES
                                                    ----            -------          -------          ----------------

1.  To permit PIC to hire and replace
    subadvisersor to modify subadvisory
    agreements withoutshareholder approval ......   6,266,586        370,500          204,914             2,008,075

2.  Amendment of fundamental restrictions
    of the Fund with respect to loans ...........   6,218,902        368,260          254,837             2,008,075

3.  To reclassify the investment objective
    of the Investment Objective Funds from
    fundamental to non-fundamental ..............   6,108,581        483,999          249,419             2,008,075

                         RESULTS OF SHAREHOLDER MEETING
                            PHOENIX VALUE EQUITY FUND
                                NOVEMBER 21, 2006
                                   (UNAUDITED)


   At a special meeting of shareholders of Phoenix Value Equity Fund (the "Fund"), a series of Phoenix Investment Trust 97 (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

      1. To approve a proposal to permit Phoenix Investment Counsel, Inc. ("PIC") to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval (Proposal 2).

      2. To approve the amendment of fundamental restrictions of the Fund with respect to loans (Proposal 3).

      3. To approve a proposal to  reclassify  the  investment  objective of the
         Investment   Objective  Funds  from   fundamental  to   non-fundamental
         (Proposal 6).

NUMBER OF ELIGIBLE UNITS VOTED:


                                                       FOR           AGAINST          ABSTAIN       BROKER NON-VOTES
                                                       ----          -------          -------       ----------------

1.  To permit PIC to hire and replace
    subadvisersor to modify subadvisory
    agreements without shareholder approval .....    1,412,033         84,466          131,894            395,274

2.  Amendment of fundamental restrictions
    of the Fund with respect to loans ...........    1,415,067         67,924          145,403            395,274

3.  To reclassify the investment objective
    of the Investment Objective Funds from
    fundamental to non-fundamental ..............    1,414,475         64,788          149,131            395,274

PHOENIX INVESTMENT TRUST 97
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Counsel, Secretary and Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                                             1-800-243-1574
Advisor Consulting Group                                         1-800-243-4361
Telephone Orders                                                 1-800-367-5877
Text Telephone                                                   1-800-243-1926
Web site                                                       PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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




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




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



                                                                 ---------------
                                                                    PRESORTED
                                                                     STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------


[GRAPHIC OMITTED]
PHOENIX

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480





For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PhoenixFunds.com.




NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP214
BPD31321                                                                    4-07


ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Investment Trust 97
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       May 4, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       May 4, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer and Treasurer
                           (principal financial officer)

Date                       May 4, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.